MassMutual
                                                         Participation Investors


                                                                  Report for the
                                            Nine Months Ended September 30, 2008














                                                                          [LOGO]

ADVISER
Babson Capital Management LLC
1500 Main Street, P.O. 15189
Springfield, Massachusetts 01115-5189

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
Boston, Massachusetts 02110

COUNSEL TO THE TRUST
Ropes & Gray LLP
Boston, Massachusetts 02110

CUSTODIAN
Citibank, N.A.
New York, New York 10043

TRANSFER AGENT & REGISTRAR
Shareholder Financial Services, Inc.
P.O. Box 173673
Denver, Colorado 80217-3673
1-800-647-7374

INTERNET WEBSITE
www.babsoncapital.com/mpv

           MassMutual Participation Investors
           c/o Babson Capital Management LLC
[LOGO]     1500 Main Street, Suite 600
           Springfield, Massachusetts 01115
           (413) 226-1516

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND POLICY

MassMutual Participation Investors (the "Trust") is a closed end management investment company, first offered to the public in 1988, whose shares are traded on the New York Stock Exchange under the trading symbol "MPV". The Trust's share price can be found in the financial section of most newspapers as "MassPrt" or "MassMuPrt" under the New York Stock Exchange listings or Closed-End Fund Listings.

The Trust's investment objective is to maximize total return by providing a high level of current income, the potential for growth of income, and capital appreciation. The Trust's principal investments are privately placed, below-investment grade, long-term debt obligations purchased directly from their issuers, which tend to be smaller companies. At least half of these investments normally include equity features such as common stock, warrants, conversion rights, or other equity features that provide the Trust with the opportunity to realize capital gains. The Trust will also invest in publicly traded debt securities (including high yield securities), again with an emphasis on those with equity features, and in convertible preferred stocks and, subject to certain limitations, readily marketable equity securities. Below investment grade or high yield securities have predominantly speculative characteristics with respect to the capacity of the issuer to pay interest and repay principal. In addition, the Trust may temporarily invest in high quality, readily marketable securities.

Babson Capital Management LLC ("Babson Capital") manages the Trust on a total return basis. The Trust distributes substantially all of its net income to shareholders each year. Accordingly, the Trust pays dividends to shareholders quarterly in January, May, August, and November. All registered shareholders are automatically enrolled in the Dividend Reinvestment and Cash Purchase Plan unless cash distributions are requested.

FORM N-Q

The Trust files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. This information is available (i) on the SEC's website at http://www.sec.gov; and (ii) at the SEC's Public Reference Room in Washington, DC (which information on their operation may be obtained by calling 1-800-SEC-0330). A complete schedule of portfolio holdings as of each quarter end is available upon request by calling, toll-free, 866-399-1516.

PROXY VOTING POLICIES & PROCEDURES; PROXY VOTING RECORD

The Trustees of the Trust have delegated proxy voting responsibilities relating to the voting of securities held by the Trust to Babson Capital. A description of Babson Capital's proxy voting policies and procedures is available (1) without charge, upon request, by calling, toll-free 866-399-1516; (2) on the Trust's website: http://www.babsoncapital.com/mpv; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) on the Trust's website: http://www.babsoncapital.com/mpv; and (2) on the SEC's website at http://www.sec.gov.

                                                                             MPV
                                                                          Listed
                                                                            NYSE

                                              MassMutual Participation Investors

TO OUR SHAREHOLDERS

October 31, 2008

We are pleased to present the September 30, 2008 Quarterly Report of MassMutual Participation Investors (the "Trust").

The Board of Trustees declared a quarterly dividend of 25 cents per share, payable on November 14, 2008 to shareholders of record on October 31, 2008. The Trust had previously paid a 25 cent per share dividend for the preceding quarter.

During the quarter ended September 30, 2008, net assets of the Trust decreased to $121,973,464 or $12.29 per share compared to $125,650,592 or $12.68 per share on June 30, 2008, which translates into a -1.13% total return for the quarter, based on the change in the Trust's net assets assuming the reinvestment of all dividends. Longer term, the Trust returned 1.14%, 15.73%, and 12.22% for the 1-, 5- and 10-year time periods, respectively, based on the change in the Trust's net assets assuming the reinvestment of all dividends. The Trust earned 33 cents per share of net investment income for the quarter, of which 6 cents per share was from nonrecurring items. The Trust earned 23 cents per share in the previous quarter.

The mezzanine and private equity markets in which the Trust participates were very active during most of the third quarter. Deal flow was very strong as evidenced by the number of new investments the Trust made during the quarter. The leverage and pricing of these new investments was favorable from the Trust's perspective. Leverage levels continued their downward trend while pricing on mezzanine and private equity investments continued to increase throughout the quarter. As the quarter ended however, the turmoil in the financial markets began to impact middle market buyout activity. Senior debt financing became significantly more expensive and increasingly scarce as a number of senior debt providers withdrew from the market. This has resulted in a slowdown in new deal activity which is likely to continue throughout the rest of 2008.

During the quarter, the Trust made private placement investments in eleven new issuers, totaling approximately $12.5 million. The eleven new issuers were All Current Holding Company, C D N T, Inc., Crane Rental Corporation, Hospitality Mints Holding Company, K P I Holdings, Inc., M V I Holding, Inc., MedSystems Holdings LLC, MEGTEC Holdings, Inc., Milwaukee Gear Company, Synteract Holdings Corporation and Xaloy Superior Holdings, Inc. The weighted average coupon of these investments was 12.96%. (A brief description of these investments can be found in the Consolidated Schedule of Investments.)

U.S. equity markets, as approximated by the Russell 2000 Index, decreased 1.11% for the quarter. U.S. fixed income markets, as approximated by the Lehman Brothers U.S. Corporate High Yield Index decreased 8.89% for the quarter.

During the quarter ended September 30, 2008, the market price of the Trust decreased 14.3% from $13.19 per share to $11.31 per share. The Trust's market price of $11.31 per share equated to an 8.0% discount to the September 30, 2008 net asset value per share. The Trust's average quarter-end premium for the 3-, 5- and 10-year periods was 9.4%, 10.2% and 6.3%, respectively.

Thank you for your continued interest in and support of MassMutual Participation Investors.

Sincerely,

/s/ Clifford M. Noreen
Clifford M. Noreen
President

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                      PORTFOLIO COMPOSITION AS OF 9/30/08 *

                            [PIE CHART APPEARS HERE]

Private / Restricted Equity              Public Equity
14.2%                                    1.1%

Cash & Short Term Investments            Private / 144A High Yield Debt
8.3%                                     62.8%

Public High Yield Debt
13.6%
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* Based on market value of total investments (including cash)
Cautionary Notice: Certain statements contained in this report may be "forward looking" statements. Investors are cautioned not to place undue reliance on forward-looking statements, which speak only as of the date on which they are made and which reflect management's current estimates, projections, expectations or beliefs, and which are subject to risks and uncertainties that may cause actual results to differ materially. These statements are subject to change at any time based upon economic, market or other conditions and may not be relied upon as investment advice or an indication of the Trust's trading intent. References to specific securities are not recommendations of such securities, and may not be representative of the Trust's current or future investments. We undertake no obligation to publicly update forward looking statements, whether as a result of new information, future events, or otherwise.

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CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2008
(UNAUDITED)

ASSETS:
Investments
  (See Consolidated Schedule of Investments)
Corporate restricted securities at fair value
  (Cost - $110,193,404)                                           $ 101,851,295
Corporate public securities at market value
  (Cost - $24,078,261)                                               19,453,296
Short-term securities at amortized cost                              10,127,791
                                                                  -------------
                                                                    131,432,382
Cash                                                                    862,687
Interest receivable                                                   2,984,918
Receivable for investments sold                                         217,006
Other assets                                                              6,294
                                                                  -------------
  TOTAL ASSETS                                                      135,503,287
                                                                  -------------

LIABILITIES:
Payable for investments purchased                                       866,069
Investment advisory fee payable                                         274,440
Note payable                                                         12,000,000
Interest payable                                                        262,933
Accrued expenses                                                        126,381
                                                                  -------------
  TOTAL LIABILITIES                                                  13,529,823
                                                                  -------------
  TOTAL NET ASSETS                                                $ 121,973,464
                                                                  =============

NET ASSETS:
Common shares, par value $.01 per share; an unlimited
  number authorized                                               $      99,272
Additional paid-in capital                                           92,588,454
Retained net realized gain on investments, prior years               32,808,045
Undistributed net investment income                                   4,155,177
Accumulated net realized gain on investments                          5,289,590
Net unrealized depreciation of investments                          (12,967,074)
                                                                  -------------
  TOTAL NET ASSETS                                                $ 121,973,464
                                                                  =============
COMMON SHARES ISSUED AND OUTSTANDING                                  9,927,243
                                                                  =============
NET ASSET VALUE PER SHARE                                         $       12.29
                                                                  =============


See Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------
2

CONSOLIDATED STATEMENT OF OPERATIONS          MassMutual Participation Investors
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2008
(UNAUDITED)


INVESTMENT INCOME:
Interest                                                          $   9,186,525
Dividends                                                               647,849
Other                                                                    45,671
                                                                  -------------
  TOTAL INVESTMENT INCOME                                             9,880,045
                                                                  -------------

EXPENSES:
Investment advisory fees                                                843,191
Interest                                                                528,229
Trustees' fees and expenses                                             126,000
Professional fees                                                       121,100
Reports to shareholders                                                  81,000
Custodian fees                                                           21,757
Transfer agent/registrar's expenses                                      18,000
Other                                                                    25,265
                                                                  -------------
  TOTAL EXPENSES                                                      1,764,542
                                                                  -------------
INVESTMENT INCOME - NET                                               8,115,503
                                                                  -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments before taxes                         4,947,574
Income tax expense                                                     (141,562)
                                                                  -------------
Net realized gain on investments                                      4,806,012
Net change in unrealized appreciation of investments                (13,468,994)
                                                                  -------------
  NET LOSS ON INVESTMENTS                                            (8,662,982)
                                                                  -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $    (547,479)
                                                                  =============


See Notes to Consolidated Financial Statements
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CONSOLIDATED STATEMENT OF CASH FLOWS
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2008
(UNAUDITED)


NET DECREASE IN CASH:
Cash flows from operating activities:
  Purchases/Proceeds/Maturities from short-term portfolio
    securities, net                                               $  (2,359,170)
  Purchases of portfolio securities                                 (26,406,808)
  Proceeds from disposition of portfolio securities                  30,659,592
  Interest, dividends and other received                              9,472,761
  Interest expense paid                                                (358,051)
  Operating expenses paid                                            (1,242,360)
  Income taxes paid                                                    (897,154)
                                                                  -------------
     NET CASH PROVIDED BY OPERATING ACTIVITIES                        8,868,810
                                                                  -------------

Cash flows from financing activities:
  Cash dividends paid from net investment income                     (9,694,682)
  Cash dividends paid from net realized gain on investments            (187,646)
  Receipts for shares issued on reinvestment of dividends               847,131
                                                                  -------------
     NET CASH USED FOR FINANCING ACTIVITIES                          (9,035,197)
                                                                  -------------

NET DECREASE IN CASH                                                   (166,387)
Cash - beginning of year                                              1,029,074
                                                                  -------------
CASH - END OF PERIOD                                              $     862,687
                                                                  =============


RECONCILIATION OF NET DECREASE IN NET ASSETS TO NET CASH
PROVIDED BY OPERATING ACTIVITIES:

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $    (547,479)
                                                                  -------------

  Decrease in investments                                             8,407,398
  Decrease in interest receivable                                         8,523
  Decrease in receivable for investments sold                           738,346
  Increase in other assets                                               (6,294)
  Increase in payable for investments purchased                         866,069
  Decrease in investment advisory fee payable                           (10,467)
  Increase in interest payable                                          170,178
  Increase in accrued expenses                                            1,266
  Decrease in accrued taxes payable                                    (755,592)
  Decrease in other payables                                             (3,138)
                                                                  -------------
     TOTAL ADJUSTMENTS TO NET ASSETS FROM OPERATIONS                  9,416,289
                                                                  -------------
     NET CASH PROVIDED BY OPERATING ACTIVITIES                    $   8,868,810
                                                                  =============


See Notes to Consolidated Financial Statements
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4

CONSOLIDATED STATEMENTS                       MassMutual Participation Investors
OF CHANGES IN NET ASSETS


                                                                           For the nine
                                                                           months ended         For the
                                                                              09/30/08         year ended
                                                                            (Unaudited)         12/31/07
                                                                           -------------     -------------
INCREASE (DECREASE) IN NET ASSETS:

Operations:
  Investment income - net                                                  $   8,115,503     $  12,057,960
  Net realized gain on investments                                             4,806,012         1,184,026
  Net change in unrealized appreciation of investments                       (13,468,994)       (1,644,141)
                                                                           -------------     -------------
  Net (decrease) increase in net assets resulting from operations               (547,479)       11,597,845

  Increase from common shares issued on reinvestment of dividends
    Common shares issued (2008 - 65,632; 2007 - 56,329)                          847,131           828,061

Dividends to shareholders from:
  Net investment income (2008 - $0.50; 2007 - $1.23 per share)                (4,951,522)      (12,127,939)
  Net realized gains on investments (2007 - $0.02 per share)                          --          (187,646)
                                                                           -------------     -------------
    TOTAL (DECREASE) INCREASE IN NET ASSETS                                   (4,651,870)          110,321

NET ASSETS, BEGINNING OF YEAR                                                126,625,334       126,515,013
                                                                           -------------     -------------

NET ASSETS, END OF PERIOD/YEAR (including undistributed net investment
   income of $4,155,117 and $991,196, respectively)                        $ 121,973,464     $ 126,625,334
                                                                           =============     =============






See Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

CONSOLIDATED SELECTED FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH SHARE OF BENEFICIAL INTEREST OUTSTANDING:

                                             For the
                                           nine months
                                              ended                        For the years ended December 31,
                                           09/30/2008     -----------------------------------------------------------------
                                           (Unaudited)       2007          2006          2005          2004          2003
                                            ---------     ---------     ---------     ---------     ---------     ---------
Net asset value:
  Beginning of year                         $   12.84     $   12.90     $   12.21     $   11.13     $    9.84     $    8.78
                                            ---------     ---------     ---------     ---------     ---------     ---------
Net investment income (a)                        0.82          1.23          1.10          0.99          1.00          0.80
Net realized and unrealized
  gain (loss) on investments                    (0.87)        (0.05)         0.77          1.09(b)       1.36          1.21
                                            ---------     ---------     ---------     ---------     ---------     ---------
Total from investment operations                (0.05)         1.18          1.87          2.08          2.36          2.01
                                            ---------     ---------     ---------     ---------     ---------     ---------
Dividends from net investment
  income to common shareholders                 (0.50)        (1.23)        (1.18)        (1.01)        (1.10)        (0.96)
Dividends from net realized gain
  on investments to common shareholders            --         (0.02)        (0.01)           --            --            --
Increase from dividends reinvested               0.00(c)       0.01          0.01          0.01          0.03          0.01
                                            ---------     ---------     ---------     ---------     ---------     ---------
Total dividends                                 (0.50)        (1.24)        (1.18)        (1.00)        (1.07)        (0.95)
                                            ---------     ---------     ---------     ---------     ---------     ---------
Net asset value: End of period/year         $   12.29     $   12.84     $   12.90     $   12.21     $   11.13     $    9.84
                                            ---------     ---------     ---------     ---------     ---------     ---------
Per share market value:
  End of period/year                        $   11.31     $   13.18     $   14.70     $   14.05     $   13.31     $   11.65
                                            =========     =========     =========     =========     =========     =========
Total investment return
  Net asset value (d)                          (0.45%)        9.95%        18.64%        22.51%        25.14%        23.72%
  Market value                                (10.08%)       (1.30%)       16.81%        17.25%        25.77%        35.50%
Net assets (in millions):
  End of period/year                        $  121.97     $  126.63     $  126.52     $  119.02     $  107.61     $   94.40
Ratio of operating expenses
  to average net assets                         1.32%(e)      1.36%         1.17%         1.45%         1.63%         1.65%
Ratio of interest expense
  to average net assets                         0.56%(e)      0.56%         0.57%         0.80%         0.89%         0.97%
Ratio of income tax expense
  to average net assets (f)                     0.15%(e)      0.48%         2.68%         2.83%         0.16%            --
Ratio of total expenses before custodian fee
  reduction to average net assets (f)           2.03%(e)      2.40%         4.46%         5.12%         2.68%         2.62%
Ratio of net expenses after custodian fee
  reduction to average net assets (f)           2.03%(e)      2.40%         4.42%         5.08%         2.68%         2.62%
Ratio of net investment income
  to average net assets                         8.64%(e)      9.32%         8.43%         8.45%         9.60%         8.55%
Portfolio turnover                                22%           33%           34%           32%           51%           55%


(a)  Calculated using average shares.
(b)  Amount includes $0.10 per share in litigation proceeds.
(c)  Rounds to less than $0.01 per share.
(d)  Net asset value return represents portfolio returns based on change in the Trust's net asset value assuming the reinvestment of all dividends and distributions which differs from the total investment return based on the Trust's market value due to the difference between the Trust's net asset value and the market value of its shares outstanding; past performance is no guarantee of future results.
(e)  Annualized.
(f)  As additional information, this ratio is included to reflect the taxes paid on retained long-term gains. These taxes paid are netted against realized capital gains in the Statement of Operations. The taxes paid are treated as deemed distributions and a credit for the taxes paid is passed on to shareholders.

Senior borrowings:
  Total principal amount (in millions)      $      12     $      12     $      12     $      12     $    22.5     $    22.5
  Asset coverage per $1,000 of indebtedness $  11,167     $  11,552     $  11,543     $  10,918     $   5,783     $   5,195


See Notes to Consolidated Financial Statements
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6

CONSOLIDATED SCHEDULE OF INVESTMENTS
September 30, 2008                            MassMutual Participation Investors
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES - 83.50%:(A)                      Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
PRIVATE PLACEMENT INVESTMENTS - 79.98%

A H C HOLDING COMPANY, INC.
A designer and manufacturer of boilers and water heaters for the commercial sector.
15% Senior Subordinated Note due 2015                            $  1,253,897         11/21/07     $  1,228,767     $  1,178,107
Limited Partnership Interest (B)                                   7.93% int.         11/21/07          119,009          113,060
                                                                                                      1,347,776        1,291,167
A T I ACQUISITION COMPANY
A for-profit post-secondary school serving students in Texas, Florida and Arizona.
12% Senior Subordinated Note due 2012                            $  1,125,000         04/08/04        1,125,000        1,125,000
Warrant, exercisable until 2012, to purchase
  preferred stock at $.01 per share (B)                                7 shs.         11/16/07             --              9,340
Warrant, exercisable until 2012, to purchase
  common stock at $.02 per share (B)                               1,230 shs.         04/08/04             --            317,351
                                                                                                   ------------     ------------
                                                                                                      1,125,000        1,451,691
                                                                                                   ------------     ------------
A W X HOLDINGS CORPORATION
A provider of aerial equipment rental, sales and repair services to non-residential construction and maintenance contractors operating in the State of Indiana.
10.5% Senior Secured Term Note due 2014                          $    420,000         05/15/08          411,600          407,558
13% Senior Subordinated Note due 2015                            $    420,000         05/15/08          377,087          403,586
Common Stock (B)                                                  60,000 shs.         05/15/08           60,000           57,000
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                              21,099 shs.         05/15/08           35,654              211
                                                                                                   ------------     ------------
                                                                                                        884,341          868,355
                                                                                                   ------------     ------------
ADVANCED TECHNOLOGIES HOLDINGS
A provider of factory maintenance services to industrial companies.
15% Senior Subordinated Note due 2013                            $  1,096,623         12/27/07        1,074,753        1,065,318
Preferred Stock (B)                                                  546 shs.         12/27/07          270,000          256,501
                                                                                                   ------------     ------------
                                                                                                      1,344,753        1,321,819
                                                                                                   ------------     ------------
AERO HOLDINGS, INC.
A provider of geospatial services to corporate and government clients.
10.5% Senior Secured Term Note due 2014                          $    930,000         03/09/07          916,050          902,291
14% Senior Subordinated Note due 2015                            $    720,000         03/09/07          650,014          693,665
Common Stock (B)                                                 150,000 shs.         03/09/07          150,000          186,799
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                              37,780 shs.         03/09/07           63,730           47,048
                                                                                                   ------------     ------------
                                                                                                      1,779,794        1,829,803
                                                                                                   ------------     ------------

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                                                                                                                               7

September 30, 2008
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
ALL CURRENT HOLDING COMPANY
A specialty re-seller of essential electrical parts and components primarily serving wholesale distributors.
12% Senior Subordinated Note due 2015                            $    603,697         09/26/08     $    548,163     $    584,225
Common Stock (B)                                                     713 shs.         09/26/08           71,303           67,735
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                 507 shs.         09/26/08           46,584                5
                                                                                                   ------------     ------------
                                                                                                        666,050          651,965
                                                                                                   ------------     ------------
AMERICAN HOSPICE MANAGEMENT HOLDING LLC
A for-profit hospice care provider in the United States.
12% Senior Subordinated Note due 2013                            $  1,687,503                *        1,606,040        1,660,100
Preferred Class A Unit (B)                                         1,706 uts.               **          170,600           85,300
Preferred Class B Unit (B)                                           808 uts.         06/09/08           80,789           80,789
Common Class B Unit (B)                                           16,100 uts.         01/22/04                1             --
Common Class D Unit (B)                                            3,690 uts.         09/12/06             --               --
                                                                                                   ------------     ------------
                                                                                                      1,857,430        1,826,189
                                                                                                   ------------     ------------
ARROW TRU-LINE HOLDINGS, INC.
A manufacturer of hardware for residential and commercial overhead garage doors in North America.
12% Senior Subordinated Note due 2012                            $    861,702         05/18/05          824,182          798,322
Common Stock (B)                                                     263 shs.         05/18/05          263,298           24,212
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                                  69 shs.         05/18/05           59,362            6,348
                                                                                                   ------------     ------------
                                                                                                      1,146,842          828,882
                                                                                                   ------------     ------------
BRAVO SPORTS HOLDING CORPORATION
A designer and marketer of niche branded consumer products including canopies, trampolines, in-line skates, skateboards, and urethane wheels.
12.5% Senior Subordinated Note due 2014                          $  1,207,902         06/30/06        1,143,951        1,181,592
Preferred Stock Class A (B)                                          465 shs.         06/30/06          141,946           96,613
Common Stock (B)                                                        1 sh.         06/30/06              152             --
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                 164 shs.         06/30/06           48,760           33,954
                                                                                                   ------------     ------------
                                                                                                      1,334,809        1,312,159
                                                                                                   ------------     ------------
C D N T, INC.
A value-added converter and distributor of specialty pressure sensitive adhesives, foams, films, and foils.
10.5% Senior Secured Term Note due 2014                          $    429,070         08/07/08          420,489          419,400
12.5% Senior Subordinated Note due 2015                          $    429,070         08/07/08          387,954          415,200
Common Stock (B)                                                  41,860 shs.         08/07/08           41,860           39,767
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                              32,914 shs.         08/07/08           32,965              329
                                                                                                   ------------     ------------
                                                                                                        883,268          874,696
                                                                                                   ------------     ------------
*  01/22/04 and 06/09/08.
** 01/22/04 and 09/12/06.
--------------------------------------------------------------------------------------------------------------------------------
8

September 30, 2008                            MassMutual Participation Investors
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
CAPESUCCESS LLC
A provider of diversified staffing services.
Preferred Membership Interests (B)                                   806 uts.         04/29/00     $      3,598     $       --
Common Membership Interests (B)                                   10,421 uts.         04/29/00           46,706             --
                                                                                                   ------------     ------------
                                                                                                         50,304             --
                                                                                                   ------------     ------------
CAPITAL SPECIALTY PLASTICS, INC.
A producer of desiccant strips used for packaging pharmaceutical products.
Common Stock (B)                                                      55 shs.                *              252          279,466
COEUR, INC.
A producer of proprietary, disposable power injection syringes.
8.75% Senior Secured Term Note due 2010                          $    141,304         04/30/03          141,304          141,304
11.5% Senior Subordinated Note due 2011                          $    242,754         04/30/03          232,402          242,754
Common Stock (B)                                                  72,464 shs.         04/30/03           72,463          134,240
Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                              50,099 shs.         04/30/03           23,317           92,808
                                                                                                   ------------     ------------
                                                                                                        469,486          611,106
                                                                                                   ------------     ------------
CONNECTICUT ELECTRIC, INC.
A supplier and distributor of electrical products sold into the retail and wholesale markets.
12% Senior Subordinated Note due 2014                            $  1,267,387         01/12/07        1,182,283        1,060,997
Limited Liability Company Unit Class A (B)                        82,613 uts.         01/12/07           82,613            7,385
Limited Liability Company Unit Class C (B)                        59,756 uts.         01/12/07           59,756            5,342
                                                                                                   ------------     ------------
                                                                                                      1,324,652        1,073,724
                                                                                                   ------------     ------------
CONNOR SPORT COURT INTERNATIONAL, INC.
A designer and manufacturer of outdoor and indoor synthetic sports flooring and other temporary flooring products.
Preferred Stock Series B-2 (B)                                     9,081 shs.         07/05/07          370,796          741,592
Preferred Stock Series C (B)                                       4,757 shs.         07/05/07          158,912          243,157
Common Stock (B)                                                     380 shs.         07/05/07                4                4
Limited Partnership Interest (B)                                   4.43% int.               **          103,135             --
                                                                                                   ------------     ------------
                                                                                                        632,847          984,753
                                                                                                   ------------     ------------
COREPHARMA LLC
A manufacturer of oral dose generic pharmaceuticals targeted at niche applications.
12% Senior Subordinated Note due 2013                            $  1,350,000         08/04/05        1,295,663        1,295,762
Warrant, exercisable until 2013, to purchase
  common stock at $.001 per share (B)                                 10 shs.         08/04/05           72,617           53,992
                                                                                                   ------------     ------------
                                                                                                      1,368,280        1,349,754
                                                                                                   ------------     ------------
* 12/30/97 and 05/29/99.
** 08/12/04 and 01/14/05.
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                               9

September 30, 2008
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
CRANE RENTAL CORPORATION
A crane rental company.
13% Senior Subordinated Note due 2015                            $  1,215,000         08/21/08     $  1,088,381     $  1,181,016
Common Stock (B)                                                 135,000 shs.         08/21/08          135,000          128,250
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                              72,037 shs.         08/21/08          103,143              720
                                                                                                   ------------     ------------
                                                                                                      1,326,524        1,309,986
                                                                                                   ------------     ------------
DAVIS-STANDARD LLC
A manufacturer, assembler, and installer of a broad range of capital equipment that is used in the extrusion, conversion, and processing of plastic materials.
12% Senior Subordinated Note due 2014                            $    978,261         10/30/06          921,876          978,261
Limited Partnership Interest (B)                                   0.97% int.         10/30/06          371,739          704,858
Warrant, exercisable until 2014, to purchase
  preferred stock at $.01 per share (B)                               26 shs.         10/30/06           26,380           31,249
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                  18 shs.         10/30/06           18,000           70,988
                                                                                                   ------------     ------------
                                                                                                      1,337,995        1,785,356
                                                                                                   ------------     ------------
DIVERSCO, INC./DHI HOLDINGS, INC.
A contract provider of janitorial and equipment maintenance services and temporary production labor to industrial customers.
Membership Interests of MM/Lincap
  Diversco Investments Ltd. LLC (B)                               13.57% int.         08/27/98          366,495             --
Preferred Stock (B)                                                1,639 shs.         12/14/01        1,392,067          633,325
Warrants, exercisable until 2011, to purchase
  common stock of DHI Holdings, Inc. at $.01 per share (B)         6,676 shs.                *          201,655             --
                                                                                                   ------------     ------------
                                                                                                      1,960,217          633,325
                                                                                                   ------------     ------------
DUNCAN SYSTEMS, INC.
A distributor of windshields and side glass for the recreational vehicle market.
10% Senior Secured Term Note due 2013                            $    308,571         11/01/06          303,942          291,247
13% Senior Subordinated Note due 2014                            $    488,572         11/01/06          441,047          452,970
Common Stock (B)                                                 102,857 shs.         11/01/06          102,857           90,668
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                              32,294 shs.         11/01/06           44,663           28,467
                                                                                                   ------------     ------------
                                                                                                        892,509          863,352
                                                                                                   ------------     ------------
DWYER GROUP, INC.
A franchiser of a variety of home repair services.
Common Stock (B)                                                   3,656 shs.               **          365,600          594,683
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                               1,077 shs.         10/30/03           98,719          175,121
                                                                                                   ------------     ------------
                                                                                                        464,319          769,804
                                                                                                   ------------     ------------
*  10/24/96 and 08/28/98.
** 10/30/03 and 01/02/04.
--------------------------------------------------------------------------------------------------------------------------------
10

September 30, 2008                            MassMutual Participation Investors
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
E S P HOLDCO, INC.
A manufacturer of power protection technology for commercial office equipment, primarily supplying the office equipment dealer network.
14% Senior Subordinated Note due 2015                            $  1,186,688         01/08/08     $  1,165,996     $  1,118,010
Common Stock (B)                                                     349 shs.         01/08/08          174,701          165,775
                                                                                                   ------------     ------------
                                                                                                      1,340,697        1,283,785
                                                                                                   ------------     ------------
E X C ACQUISITION CORPORATION
A manufacturer of pre-filled syringes and pump systems used for intravenous drug delivery.
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                  11 shs.         06/28/04           40,875          105,249
                                                                                                   ------------     ------------
ELECTRA BICYCLE COMPANY LLC
A designer and marketer of branded leisure bicycles.
15.5% Senior Secured Term Note A due 2009                        $     36,437         04/12/07           35,709           36,437
10.5% Senior Secured Term Note B due 2012                        $    360,729         04/12/07          355,590          360,729
12% Senior Secured Term Note C due 2012                          $    291,498         04/12/07          271,410          297,328
Limited Liability Company Unit Series F                           36,913 uts.         04/12/07           36,913           89,792
Limited Liability Company Unit Series G                            2,852 uts.         04/12/07            2,852            6,938
                                                                                                   ------------     ------------
                                                                                                        702,474          791,224
                                                                                                   ------------     ------------
ENZYMATIC THERAPY, INC.
A manufacturer and distributor of branded natural medicines and nutritional supplements.
Limited Partnership Interest (B)                                   0.70% int.         03/30/00          281,250          189,028
Warrant, exercisable until 2009, to purchase
  common stock at $.01 per share (B)                              15,415 shs.         03/30/00          135,000          118,640
                                                                                                   ------------     ------------
                                                                                                        416,250          307,668
                                                                                                   ------------     ------------
EVANS CONSOLES, INC.
A designer and manufacturer of consoles and control center systems.
Common Stock (B)                                                  45,000 shs.         05/06/04                6          541,417
                                                                                                   ------------     ------------
F H S HOLDINGS LLC
A national provider of customized disease management services to large self-insured employers.
12% Senior Subordinated Note due 2014                            $  1,265,625         06/01/06        1,189,095        1,139,063
Preferred Unit (B)                                                    84 uts.         06/01/06           84,368           69,107
Common Unit Class B (B)                                              734 shs.         06/01/06           64,779             --
                                                                                                   ------------     ------------
                                                                                                      1,338,242        1,208,170
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              11

September 30, 2008
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
FLUTES, INC.
An independent manufacturer of micro fluted corrugated sheet material for the food and consumer products packaging industries.
10% Senior Secured Term Note due 2013                            $    524,791         04/13/06     $    516,919     $    474,533
14% Senior Subordinated Note due 2014                            $    317,177         04/13/06          288,542          285,739
Common Stock (B)                                                  62,535 shs.         04/13/06           62,535             --
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                              17,680 shs.         04/13/06           27,676             --
                                                                                                   ------------     ------------
                                                                                                        895,672          760,272
                                                                                                   ------------     ------------
FOWLER HOLDING, INC.
A provider of site development services to residential homebuilders and developers in the Raleigh/Durham region of North Carolina.
12% Senior Subordinated Note due 2013                            $  1,252,174         02/03/06        1,153,491          939,131
Common Stock (B)                                                      98 shs.         02/03/06           97,826             --
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                                 135 shs.         02/03/06          110,348             --
                                                                                                   ------------     ------------
                                                                                                      1,361,665          939,131
                                                                                                   ------------     ------------
FUEL SYSTEMS HOLDING CORPORATION
An independent North American supplier of fuel tanks for a wide variety of commercial vehicles.
12% Senior Subordinated Note due 2014                            $  1,237,500         01/31/06        1,163,687          618,750
Preferred Stock (B)                                               16,792 shs.         06/12/08           16,792             --
Common Stock (B)                                                 112,500 shs.         01/31/06          112,500             --
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                              73,275 shs.         01/31/06           63,113             --
                                                                                                   ------------     ------------
                                                                                                      1,356,092          618,750
                                                                                                   ------------     ------------
GOLDEN COUNTY FOODS HOLDING, INC.
A manufacturer of frozen appetizers and snacks.
12% Senior Subordinated Note due 2015                            $  1,012,500         11/01/07          914,607          911,250
8% Series A Convertible Preferred Stock, convertible into
4.25% of the fully diluted common shares (B)                      77,643 shs.         11/01/07           77,643              776
                                                                                                   ------------     ------------
                                                                                                        992,250          912,026
                                                                                                   ------------     ------------
GQ HOLDINGS LLC
A developer and distributor of tools, equipment, and supplies to the natural and engineered stone industry.
15% Senior Subordinated Note due 2015                            $  1,217,159         06/27/08        1,192,816        1,155,703
Common Stock (B)                                                   3,867 shs.         06/27/08          132,841          119,555
                                                                                                   ------------     ------------
                                                                                                      1,325,657        1,275,258
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
12

September 30, 2008                            MassMutual Participation Investors
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
H M HOLDING COMPANY
A designer, manufacturer, and importer of promotional and wood furniture.
12% Senior Subordinated Note due 2013 (D)                        $  1,170,000         02/10/06     $  1,084,725     $       --
Preferred Stock (B)                                                   21 shs.                *           21,428             --
Common Stock (B)                                                     180 shs.         02/10/06          180,000             --
Warrant, exercisable until 2013, to purchase
  common stock at $.02 per share (B)                                  67 shs.         02/10/06           61,875             --
                                                                                                   ------------     ------------
                                                                                                      1,348,028             --
                                                                                                   ------------     ------------
HIGHGATE CAPITAL LLC
An acquirer of controlling or substantial interests in manufacturing and marketing entities.
Series A Preferred Units (B)                                       0.30% int.         07/21/94           91,867             --
                                                                                                   ------------     ------------
HOME DeCOR HOLDING COMPANY
A designer, manufacturer and marketer of framed art and wall decor products.
12.5% Senior Subordinated Note due 2012                          $  1,081,731               **        1,010,598        1,029,620
Common Stock (B)                                                      33 shs.               **           33,216           30,540
Warrant, exercisable until 2012, to purchase
  common stock at $.02 per share (B)                                 106 shs.               **          105,618           97,098
                                                                                                   ------------     ------------
                                                                                                      1,149,432        1,157,258
                                                                                                   ------------     ------------
HOSPITALITY MINTS HOLDING COMPANY
A manufacturer of individually-wrapped imprinted promotional mints.
12% Senior Subordinated Note due 2016                            $  1,098,837         08/19/08        1,016,628        1,060,674
Common Stock (B)                                                     251 shs.         08/19/08          251,163          238,602
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                  65 shs.         08/19/08           60,233                1
                                                                                                   ------------     ------------
                                                                                                      1,328,024        1,299,277
                                                                                                   ------------     ------------
INSURANCE CLAIMS MANAGEMENT, INC.
A third party administrator providing auto and property claim administration services for insurance companies.
Common Stock (B)                                                      37 shs.         02/27/07            1,100           58,496
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                  11 shs.         02/27/07              324           17,232
                                                                                                   ------------     ------------
                                                                                                          1,424           75,728
                                                                                                   ------------     ------------
INTEGRATION TECHNOLOGY SYSTEMS, INC.
A manufacturer of steel protective computer and network systems for the industrial and office environments.
12% Senior Secured Note due on demand                            $     25,055         03/01/04                1             --
Common Stock (B)                                                     130 shs.         06/01/00          149,500             --
                                                                                                   ------------     ------------
                                                                                                        149,501             --
                                                                                                   ------------     ------------
* 09/18/07 and 06/27/08.
** 06/30/04 and 08/19/04.
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              13

September 30, 2008
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
JASON, INC.
A diversified manufacturing company serving various industrial markets.
13% Senior Subordinated Note due 2010                            $    510,187         08/04/00     $    489,260     $    496,193
Limited Partnership Interest of
  Saw Mill Capital Fund II, L.P. (B)                               1.30% int.         08/03/00          469,245          217,778
Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                              26,931 shs.         08/04/00           61,101           43,736
                                                                                                   ------------     ------------
                                                                                                      1,019,606          757,707
                                                                                                   ------------     ------------
JUSTRITE MANUFACTURING ACQUISITION CO.
A manufacturer of safety products such as storage cabinets and containers.
12% Senior Subordinated Note due 2011                            $    843,750         12/15/04          811,651          828,608
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                 594 shs.         12/15/04           53,528          134,301
                                                                                                   ------------     ------------
                                                                                                        865,179          962,909
                                                                                                   ------------     ------------
K H O F HOLDINGS, INC.
A manufacturer of premium disposable tableware products serving both the foodservice and consumer channels.
14% Senior Subordinated Note due 2014                            $  1,250,794         10/15/07        1,225,985        1,202,116
Common Stock (B)                                                 116,827 shs.         10/15/07          116,827          110,986
                                                                                                   ------------     ------------
                                                                                                      1,342,812        1,313,102
                                                                                                   ------------     ------------
K N B HOLDINGS CORPORATION
A designer, manufacturer and marketer of products for the custom framing market.
13.5% Senior Subordinated Note due 2013                          $  1,319,800         05/25/06        1,265,235        1,273,660
Common Stock (B)                                                  71,053 shs.         05/25/06           71,053           56,160
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                              43,600 shs.         05/25/06           37,871           34,461
                                                                                                   ------------     ------------
                                                                                                      1,374,159        1,364,281
                                                                                                   ------------     ------------
K P I HOLDINGS, INC.
Pace Industries, a subsidiary of Leggett & Platt, is the largest player in the U.S. non-automotive, non-ferrous die casting segment.
13% Senior Subordinated Note due 2014                            $  1,115,217         07/16/08        1,042,077        1,074,407
Common Stock (B)                                                     235 shs.         07/15/08          234,783          223,041
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                  51 shs.         07/16/08           50,836                1
                                                                                                   ------------     ------------
                                                                                                      1,327,696        1,297,449
                                                                                                   ------------     ------------
K W P I HOLDINGS CORPORATION
A manufacturer and distributor of vinyl windows and patio doors throughout the northwestern United States.
12% Senior Subordinated Note due 2014                            $  1,227,000         03/14/07        1,129,537        1,081,930
Common Stock (B)                                                     123 shs.         03/13/07          123,000           55,798
Warrant, exercisable until 2017, to purchase
  common stock at $.01 per share (B)                                  89 shs.         03/14/07           85,890           40,374
                                                                                                   ------------     ------------
                                                                                                      1,338,427        1,178,102
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
14

September 30, 2008                            MassMutual Participation Investors
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------

K-TEK HOLDING CORPORATION
A manufacturer of instrumentation for liquid and bulk solids level detection for process and storage tanks.
14% Senior Secured Note due 2015                                 $  1,169,454         12/20/07     $  1,148,265     $  1,107,567
Preferred Stock (B)                                              192,314 shs.         12/20/07          192,314          182,698
Common Stock (B)                                                  54,326 shs.         12/20/07              543              543
                                                                                                   ------------     ------------
                                                                                                      1,341,122        1,290,808
                                                                                                   ------------     ------------
M V I HOLDING, INC.
A manufacturer of large precision machined metal components used in equipment which services a variety of industries, including the oil & gas, mining, and defense markets.
13% Senior Subordinated Note due 2016                            $    642,857         09/12/08          595,286          616,118
Common Stock (B)                                                      32 shs.         09/12/08           32,143           30,533
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                  35 shs.         09/12/08           34,714             --
                                                                                                   ------------     ------------
                                                                                                        662,143          646,651
                                                                                                   ------------     ------------
MAIL COMMUNICATIONS GROUP, INC.
A provider of mail processing and handling services, lettershop services, and commercial printing services.
12.5% Senior Subordinated Note due 2014                          $    516,177         05/04/07          483,072          502,385
Limited Liability Company Unit (B)                                12,763 uts.                *          166,481          222,064
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                               1,787 shs.         05/04/07           22,781           31,091
                                                                                                   ------------     ------------
                                                                                                        672,334          755,540
                                                                                                   ------------     ------------
MAVERICK ACQUISITION COMPANY
A manufacturer of capsules that cover the cork and neck of wine bottles.
7.19% Senior Secured Tranche A Note due 2010 (C)                 $    210,124         09/03/04          210,124          207,666
12% Senior Secured Tranche B Note due 2011                       $    179,104         09/03/04          166,653          167,088
Limited Partnership Interest (B)                                   4.48% int.         09/03/04           33,582           18,944
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                 243 shs.         09/03/04           22,556           13,688
                                                                                                   ------------     ------------
                                                                                                        432,915          407,386
                                                                                                   ------------     ------------
MEDSYSTEMS HOLDINGS LLC
A manufacturer of enteral feeding products, such as feeding tubes and other products related to assisted feeding.
13% Senior Subordinated Note due 2015                            $    607,878         08/29/08          532,585          590,022
Preferred Unit (B)                                                    66 uts.         08/29/08           66,451           63,128
Common Unit Class A (B)                                              671 uts.         08/29/08              671              637
Common Unit Class B (B)                                              250 uts.         08/29/08           63,564                3
                                                                                                   ------------     ------------
                                                                                                        663,271          653,790
                                                                                                   ------------     ------------
* 05/04/07 and 01/02/08.
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              15

September 30, 2008
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
MEGTEC HOLDINGS, INC.
A supplier of industrial and environmental products and services to a broad array of industries, including the printing, coating, converting, pharmaceutical, electronic, chemical, wood processing, and coal mining industries.
12% Senior Subordinated Note due 2016                            $  1,144,068         09/24/08     $  1,048,910     $  1,102,398
Preferred Stock (B)                                                   56 shs.         09/24/08           54,040                1
Limited Partnership Interest (B)                                 205,932 int.         09/16/08          205,932          195,635
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                  18 shs.         09/24/08           18,237             --
                                                                                                   ------------     ------------
                                                                                                      1,327,119        1,298,034
                                                                                                   ------------     ------------
MICROGROUP, INC.
A manufacturer of precision parts and assemblies, and a value-added supplier of metal tubing and bars.
12% Senior Subordinated Note due 2013                            $  1,421,795                *        1,352,225        1,380,265
Common Stock (B)                                                     238 shs.                *          238,000          379,588
Warrant, exercisable until 2013, to purchase
  common stock at $.02 per share (B)                                  87 shs.                *           86,281          138,454
                                                                                                   ------------     ------------
                                                                                                      1,676,506        1,898,307
                                                                                                   ------------     ------------
MILWAUKEE GEAR COMPANY
A manufacturer of high-precision custom gears and gear drives used by original equipment manufacturers operating in a number of industries.
13% Senior Subordinated Note due 2014                            $  1,246,154         07/21/08        1,171,406        1,207,656
Preferred Stock (B)                                                  139 shs.         07/21/08          138,374          131,459
Common Stock (B)                                                       9 shs.         07/21/08           10,000            9,500
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                   6 shs.         07/21/08            5,510             --
                                                                                                   ------------     ------------
                                                                                                      1,325,290        1,348,615
                                                                                                   ------------     ------------
MOMENTUM HOLDING CO.
A designer and supplier of upholstery fabric to commercial furniture manufacturers and architectural and design firms.
Limited Partnership Interest (B)                                  11.24% int.         08/04/06           56,198          122,296
Warrant, exercisable until 2014, to purchase
  common stock at $.02 per share (B)                                 586 shs.         08/04/06           56,705          127,480
                                                                                                   ------------     ------------
                                                                                                        112,903          249,776
                                                                                                   ------------     ------------
MONESSEN HOLDING CORPORATION
A designer and manufacturer of a broad line of gas, wood, and electric hearth products and accessories.
14% Senior Subordinated Note due 2014                            $  1,439,663         07/25/08        1,344,852        1,295,696
Warrant, exercisable until 2014, to purchase
  common stock at $.02 per share (B)                                  81 shs.         03/31/06           73,125             --
                                                                                                   ------------     ------------
                                                                                                      1,417,977        1,295,696
                                                                                                   ------------     ------------
* 08/12/05 and 09/11/06.
--------------------------------------------------------------------------------------------------------------------------------
16

September 30, 2008                            MassMutual Participation Investors
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
MORTON INDUSTRIAL GROUP, INC.
A manufacturer of highly engineered metal fabricated components.
12% Senior Subordinated Note due 2014 (D)                        $  1,292,246         08/25/06     $  1,187,021     $  1,163,021
30% Convertible Preferred Stock (B)                               41,289 shs.         07/28/08           19,708           37,160
                                                                                                   ------------     ------------
                                                                                                      1,206,729        1,200,181
                                                                                                   ------------     ------------
NABCO, INC.
A producer of explosive containment vessels in the United States.
14% Senior Subordinated Note due 2014                            $    403,451         02/24/06          353,614          201,725
Limited Liability Company Unit (B)                                   437 uts.                *          436,984             --
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                  68 shs.         02/24/06           19,687             --
                                                                                                   ------------     ------------
                                                                                                        810,285          201,725
                                                                                                   ------------     ------------
NAVIS GLOBAL
A designer, manufacturer, seller and servicer of finishing machinery for the knit and woven segments of the global textile industry.
12% Senior Subordinated Note due 2014 (D)                        $    705,457         05/28/04          630,721          352,729
8.75% Senior Secured Note due 2011 (D)                           $    327,478         05/28/04          327,478          311,104
Common Stock (B)                                                 385,233 shs.         05/28/04          385,233             --
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                             116,521 shs.         05/28/04           74,736             --
                                                                                                   ------------     ------------
                                                                                                      1,418,168          663,833
                                                                                                   ------------     ------------
NESCO HOLDINGS CORPORATION
A sales and leasing company that provides equipment to the electric utility, telecommunications, and various other industries.
12% Senior Subordinated Note due 2015                            $  1,125,000         08/02/07          999,658        1,088,710
Common Stock (B)                                                 225,000 shs.         08/02/07          225,000          235,324
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                              63,191 shs.         08/02/07          102,842           66,090
                                                                                                   ------------     ------------
                                                                                                      1,327,500        1,390,124
                                                                                                   ------------     ------------
NETSHAPE TECHNOLOGIES, INC.
A manufacturer of powder metal and metal injection molded precision components used in industrial, consumer, and other applications.
12% Senior Subordinated Note due 2014                            $    810,000         02/02/07          745,713          742,854
Limited Partnership Interest of
  Saw Mill PCG Partners LLC (B)                                    1.38% int.         02/01/07          540,000          202,661
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                  48 shs.         02/02/07           48,087           18,048
                                                                                                   ------------     ------------
                                                                                                      1,333,800          963,563
                                                                                                   ------------     ------------
* 02/24/06 and 06/22/07.
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              17

September 30, 2008
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
NYLONCRAFT, INC.
A supplier of engineered plastic components for the automotive industry.
9% Senior Secured Note due 2009                                  $    464,286         01/28/02     $    464,286     $    441,072
11.5% Senior Subordinated Note due 2012                          $    857,143         01/28/02          817,130          642,857
Common Stock (B)                                                 178,571 shs.         01/28/02          178,571             --
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                             138,928 shs.         01/28/02           92,597             --
                                                                                                   ------------     ------------
                                                                                                      1,552,584        1,083,929
                                                                                                   ------------     ------------
OAKRIVER TECHNOLOGY, INC.
Designs, engineers and assembles high precision automated process equipment for the medical device industry, with a focus on defibrillators and stents.
10% Senior Secured Note due 2012                                 $    298,260         01/03/06          293,786          282,102
13% Senior Subordinated Note due 2013                            $    392,709         01/03/06          357,571          362,344
Common Stock (B)                                                 184,176 shs.         01/03/06          184,176             --
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                              43,073 shs.         01/03/06           35,900             --
                                                                                                   ------------     ------------
                                                                                                        871,433          644,446
                                                                                                   ------------     ------------
OLYMPIC SALES, INC.
A boat retailer in Washington state, Oregon, California and British Columbia.
12% Senior Subordinated Note due 2008 (D)                        $    511,000         08/07/98          511,000          102,200
12% Senior Subordinated Note due 2008 (D)                        $    244,154         02/09/00          213,313           48,831
Limited Partnership Interest of Riverside
  VIII, VIII-A and VIII-B Holding Company, L.P.                   10.66% int.                *          808,386             --
Warrants, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                              15,166 shs.               **          206,041             --
                                                                                                   ------------     ------------
                                                                                                      1,738,740          151,031
                                                                                                   ------------     ------------
ONTARIO DRIVE & GEAR LTD.
A manufacturer of all-wheel drive, off-road amphibious vehicles and related accessories.
Limited Liability Company Unit (B)                                 1,942 uts.         01/17/06          302,885          596,733
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                                 328 shs.         01/17/06           90,424          100,751
                                                                                                   ------------     ------------
                                                                                                        393,309          697,484
                                                                                                   ------------     ------------
P A S HOLDCO LLC
An independent provider of maintenance, repair and overhaul services to the aerospace gas turbine engine and airframe markets.
14% Senior Subordinated Note due 2014                            $  1,194,205         07/03/06        1,141,182        1,137,482
Preferred Unit (B)                                                   202 uts.         07/03/06          202,320          179,862
Preferred Unit (B)                                                    36 uts.         07/03/06           36,420           32,377
Common Unit Class I (B)                                               78 uts.         07/03/06             --               --
Common Unit Class L (B)                                               17 uts.         07/03/06             --               --
                                                                                                   ------------     ------------
                                                                                                      1,379,922        1,349,721
                                                                                                   ------------     ------------
*  08/07/98, 02/23/99, 12/22/99 and 02/25/03.
** 08/07/98 and 02/29/00.
--------------------------------------------------------------------------------------------------------------------------------
18

September 30, 2008                            MassMutual Participation Investors
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
P I I HOLDING CORPORATION
A manufacturer of plastic film and bags for the general industrial, medical, and food industries.
12% Senior Subordinated Note due 2013                            $  1,215,000         03/31/06     $  1,147,616     $  1,207,586
Preferred Stock (B)                                                   19 shs.         03/31/06          174,492          207,361
Common Stock (B)                                                      12 shs.         03/31/06           13,500           42,082
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                                   7 shs.         03/31/06            5,888           24,487
                                                                                                   ------------     ------------
                                                                                                      1,341,496        1,481,516
                                                                                                   ------------     ------------
PACIFIC CONSOLIDATED HOLDINGS LLC
A manufacturer of rugged, mobile liquid and gaseous oxygen and nitrogen generating systems used in the global defense, oil & gas, and medical sectors.
12% Senior Subordinated Note due 2012                            $    690,683         04/27/07          638,586          632,592
Limited Liability Company Unit (B)                               928,962 uts.         04/27/07           33,477             --
                                                                                                   ------------     ------------
                                                                                                        672,063          632,592
                                                                                                   ------------     ------------
PARADIGM PACKAGING, INC.
A manufacturer of plastic bottles and closures for the nutritional, pharmaceutical, personal care, and food packaging markets.
12% Senior Subordinated Note due 2011                            $  1,125,000         12/19/00        1,063,885        1,072,274
Membership Interests of MM/Lincap
  PPI Investments, Inc., LLC (B)                                   1.28% int.         12/21/00          140,625             --
                                                                                                   ------------     ------------
                                                                                                      1,204,510        1,072,274
                                                                                                   ------------     ------------
POSTLE ALUMINUM COMPANY LLC
A manufacturer and distributor of aluminum extruded products.
12% Senior Subordinated Note due 2014                            $  1,080,000         10/02/06        1,008,327          990,169
Limited Liability Company Unit                                       733 uts.         10/02/06          270,000          143,198
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                 182 shs.         10/02/06           65,988           35,616
                                                                                                   ------------     ------------
                                                                                                      1,344,315        1,168,983
                                                                                                   ------------     ------------
POWER SERVICES HOLDING COMPANY
A provider of industrial motor repair services, predictive and preventative maintenance, and performance improvement consulting, serving the petrochemical, mining, power generation, metals, and paper industries.
12% Senior Subordinated Note due 2016                            $  1,255,814         02/11/08        1,145,918        1,199,108
Limited Partnership Interest (B)                                  94,092 int.         02/11/08           94,092           89,387
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                 700 shs.         02/11/08           88,723                7
                                                                                                   ------------     ------------
                                                                                                      1,328,733        1,288,502
                                                                                                   ------------     ------------
PROTEIN GENETICS, INC.
A producer of bovine artificial insemination products, related breeding and healthcare products and specialty genetics sold to the dairy and beef industries.
9.8% Redeemable Exchangeable Preferred Stock (B)                     332 shs.         08/12/94           33,217             --
Common Stock (B)                                                     867 shs.                *           42,365             --
                                                                                                   ------------     ------------
                                                                                                         75,582             --
                                                                                                   ------------     ------------
* 08/12/94 and 11/14/01.
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              19

September 30, 2008                            MassMutual Participation Investors
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
QUALIS AUTOMOTIVE LLC
A distributor of aftermarket automotive brake and chassis products.
12% Senior Subordinated Note due 2012                            $    937,500         05/28/04     $    831,176     $    912,633
Common Stock                                                     187,500 shs.         05/28/04          187,500           53,976
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share                                 199,969 shs.         05/28/04          199,969           57,565
                                                                                                   ------------     ------------
                                                                                                      1,218,645        1,024,174
                                                                                                   ------------     ------------
QUALSERV CORPORATION
A provider of foodservice equipment and supplies to major restaurant chains and their franchisees.
Limited Partnership Interest (B)                                   4.90% int.         07/09/04                1             --
                                                                                                   ------------     ------------
R A J MANUFACTURING HOLDINGS LLC
A designer and manufacturer of women's swimwear sold under a variety of licensed brand names.
12.5% Senior Subordinated Note due 2014                          $  1,200,277         12/15/06        1,106,663        1,154,704
Limited Liability Company Unit (B)                                 1,497 uts.         12/15/06          149,723          102,150
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                   2 shs.         12/15/06           69,609           48,204
                                                                                                   ------------     ------------
                                                                                                      1,325,995        1,305,058
                                                                                                   ------------     ------------
R E I DELAWARE HOLDING, INC.
An engineer and manufacturer of highly complex, close tolerance components, assemblies, tooling and custom automation equipment primarily for aerospace, medical and defense/radar markets.
12% Senior Subordinated Note due 2016                            $  1,350,000         01/18/08        1,306,541        1,278,304
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                   3 shs.         01/18/08           16,459             --
                                                                                                   ------------     ------------
                                                                                                      1,323,000        1,278,304
                                                                                                   ------------     ------------
RADIAC ABRASIVES, INC.
A manufacturer of bonded abrasive and super abrasive grinding wheels in the United States.
12% Senior Subordinated Note due 2014                            $  1,196,809         02/10/06        1,123,436        1,215,066
Common Stock (B)                                                 153,191 shs.         02/10/06          153,191          226,102
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                              69,647 shs.         02/10/06           63,421          102,795
                                                                                                   ------------     ------------
                                                                                                      1,340,048        1,543,963
                                                                                                   ------------     ------------
ROYAL BATHS MANUFACTURING COMPANY
A manufacturer and distributor of acrylic and cultured marble bathroom products.
12.5% Senior Subordinated Note due 2011                          $    562,500         11/14/03          528,627          526,334
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                  74 shs.         11/14/03           65,089           27,343
                                                                                                   ------------     ------------
                                                                                                        593,716          553,677
                                                                                                   ------------     ------------
SAFETY SPEED CUT MANUFACTURING COMPANY, INC.
A manufacturer of vertical panel saws and routers for the wood working industry.
Class B Common Stock (B)                                             846 shs.         06/02/99          146,456          510,588
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
20

September 30, 2008                            MassMutual Participation Investors
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
SAVAGE SPORTS HOLDING, INC.
A manufacturer of sporting firearms.
12% Senior Subordinated Note due 2012                            $    814,655         09/10/04     $    775,956     $    777,007
Common Stock (B)                                                     324 shs.                *          340,378          301,311
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                                  71 shs.         09/10/04           60,129           65,786
                                                                                                   ------------     ------------
                                                                                                      1,176,463        1,144,104
                                                                                                   ------------     ------------
SMART SOURCE HOLDINGS LLC
A short-term computer rental company.
12% Senior Subordinated Note due 2015                            $  1,176,924               **        1,072,771        1,141,278
Limited Liability Company Unit (B)                                   328 uts.               **          337,796          355,379
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                                  83 shs.               **           87,231           90,018
                                                                                                   ------------     ------------
                                                                                                      1,497,798        1,586,675
                                                                                                   ------------     ------------
SPECIALTY FOODS GROUP, INC.
A manufacturer and distributor of branded meat products.
Limited Partnership Interest of MHD Holdings LLC (B)               0.76% int.         08/29/00          363,576             --
                                                                                                   ------------     ------------
STANTON CARPET HOLDING CO.
A designer and marketer of high and mid-priced decorative carpets and rugs.
12.13% Senior Subordinated Note due 2014                         $  1,185,366         08/01/06        1,120,766        1,130,571
Common Stock (B)                                                     165 shs.         08/01/06          164,634          223,041
Warrant, exercisable until 2014, to purchase
  common stock at $.02 per share (B)                                  55 shs.         08/01/06           49,390           74,284
                                                                                                      1,334,790        1,427,896
SYNTERACT HOLDINGS CORPORATION
A provider of outsourced clinical trial management services to pharmaceutical and biotechnology companies.
14% Senior Subordinated Note due 2016                            $  1,350,000         09/02/08        1,256,872        1,313,901
Warrant, exercisable until 2018, to purchase
  preferred stock at $.01 per share (B)                              678 shs.         09/02/08            6,629                7
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                               6,778 shs.         09/02/08           59,661               68
                                                                                                   ------------     ------------
                                                                                                      1,323,162        1,313,976
                                                                                                   ------------     ------------
T H I ACQUISITION, INC.
A machine servicing company providing value-added steel services to long steel products.
12% Senior Subordinated Note due 2016                            $  1,350,000         01/14/08        1,276,383        1,277,387
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                   5 shs.         01/14/08           46,617             --
                                                                                                   ------------     ------------
                                                                                                      1,323,000        1,277,387
                                                                                                   ------------     ------------
* 09/10/04 and 10/05/07.
** 08/31/07 and 03/06/08.
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              21

September 30, 2008
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
TANGENT RAIL CORPORATION
A manufacturer of rail ties and provider of specialty services to the North American railroad industry.
13% Senior Subordinated Note due 2015                            $  1,173,909         10/14/05     $  1,033,473     $  1,158,385
Common Stock                                                       1,167 shs.         10/14/05            1,167          563,902
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share                                     631 shs.         09/30/08          300,683          304,903
                                                                                                   ------------     ------------
                                                                                                      1,335,323        2,027,190
                                                                                                   ------------     ------------
TERRA RENEWAL LLC
A provider of wastewater residual management and required environmental reporting, permitting, nutrient management planning and record keeping to companies involved in poultry and food processing.
6.74% Senior Secured Tranche B Note due 2012 (C)                 $     14,838                *           14,747           14,587
7.05% Senior Secured Tranche B Note due 2012 (C)                 $    851,552                *          848,436          837,152
8.25% Senior Secured Tranche B Note due 2012 (C)                 $        824         09/30/08              819              810
12% Senior Subordinated Note due 2014                            $    664,062               **          635,312          646,985
Limited Partnership Interest of
  Saw Mill Capital Fund V, L.P. (B)                                2.27% int.         03/01/05           66,448          456,735
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                  41 shs.         04/28/06           33,738           79,403
                                                                                                   ------------     ------------
                                                                                                      1,599,500        2,035,672
                                                                                                   ------------     ------------
TORRENT GROUP HOLDINGS, INC.
A contractor specializing in the sales and installation of engineered drywells for the retention and filtration of stormwater and nuisance water flow.
12.5% Senior Subordinated Note due 2013                          $  1,185,366         10/26/07        1,113,016        1,131,248
Series A Preferred Stock (B)                                         219 shs.         10/26/07          219,203          156,401
                                                                                                   ------------     ------------
                                                                                                      1,332,219        1,287,649
                                                                                                   ------------     ------------
TOTAL E & S, INC.
A manufacturer of a wide variety of equipment used in the oil and gas industry.
10.5% Senior Secured Term Note due 2013                          $    486,487         03/02/07          479,190          475,966
13% Senior Subordinated Note due 2014                            $    341,971         03/02/07          280,347          331,252
Common Stock (B)                                                  71,542 shs.         03/02/07           71,542           71,453
Warrant, exercisable until 2014 to purchase
  common stock at $.01 per share (B)                              19,733 shs.         03/02/07           54,784           19,709
                                                                                                   ------------     ------------
                                                                                                        885,863          898,380
                                                                                                   ------------     ------------
TRANSPAC HOLDING COMPANY
A designer, importer, and wholesaler of home decor and seasonal gift products.
12% Senior Subordinated Note due 2015                            $    938,651         10/31/07          876,491          871,275
Common Stock (B)                                                     110 shs.         10/31/07          110,430          104,909
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                                  50 shs.         10/31/07           46,380                1
                                                                                                   ------------     ------------
                                                                                                      1,033,301          976,185
                                                                                                   ------------     ------------
* 04/28/06 and 12/21/06.
** 04/28/06 and 09/13/06.
--------------------------------------------------------------------------------------------------------------------------------
22

September 30, 2008                            MassMutual Participation Investors
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
TRANSTAR HOLDING COMPANY
A distributor of aftermarket automotive transmission parts.
12% Senior Subordinated Note due 2014                            $    918,000         08/31/05     $    885,837     $    887,519
Common Stock (B)                                                     571 shs.                *          570,944          634,146
Warrant, exercisable until 2013, to purchase
  common stock at $.02 per share (B)                                  46 shs.         08/31/05           41,021           50,537
                                                                                                   ------------     ------------
                                                                                                      1,497,802        1,572,202
                                                                                                   ------------     ------------
TRANZONIC COMPANIES (THE)
A producer of commercial and industrial supplies, such as safety products, janitorial supplies, work apparel, washroom and restroom supplies and sanitary care products.
13% Senior Subordinated Note due 2010                            $  1,356,000         02/05/98        1,301,348        1,356,000
Common Stock (B)                                                     315 shs.         02/04/98          315,000          434,759
Warrant, exercisable until 2009, to purchase
  common stock at $.01 per share (B)                                 222 shs.         02/05/98          184,416          306,402
                                                                                                   ------------     ------------
                                                                                                      1,800,764        2,097,161
                                                                                                   ------------     ------------
TRUCK BODIES & EQUIPMENT INTERNATIONAL
A designer and manufacturer of accessories for heavy and medium duty trucks, primarily dump bodies, hoists, various forms of flat-bed bodies, landscape bodies and other accessories.
12% Senior Subordinated Note due 2013 (D)                        $  1,222,698               **        1,133,973          611,349
Common Stock (B)                                                     393 shs.               **          423,985             --
Warrant, exercisable until 2013, to purchase
  common stock at $.02 per share (B)                                  81 shs.               **           84,650             --
                                                                                                   ------------     ------------
                                                                                                      1,642,608          611,349
                                                                                                   ------------     ------------
TRUSTILE DOORS, INC.
A manufacturer and distributor of interior doors.
Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                               3,060 shs.         04/11/03           37,821          160,620
                                                                                                   ------------     ------------
U M A ENTERPRISES, INC.
An importer and wholesaler of home decor products.
15% Senior Subordinated Note due 2015                            $    890,956         02/08/08          873,251          853,498
Convertible Preferred Stock (B)                                      470 shs.         02/08/08          469,565          446,082
                                                                                                   ------------     ------------
                                                                                                      1,342,816        1,299,580
                                                                                                   ------------     ------------
U-LINE CORPORATION
A manufacturer of high-end, built-in, undercounter ice making, wine storage and refrigeration appliances.
12.5% Senior Subordinated Note due 2012                          $    996,500         04/30/04          928,727          955,233
Common Stock (B)                                                      96 shs.         04/30/04           96,400           54,455
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                                 122 shs.         04/30/04          112,106           68,916
                                                                                                   ------------     ------------
                                                                                                      1,137,233        1,078,604
                                                                                                   ------------     ------------
*  08/31/05 and 04/30/07.
** 07/19/05 and 12/22/05.
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              23

September 30, 2008
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
VICTORY VENTURES LLC
An acquirer of controlling or substantial interests in other entities.
Series A Preferred Units (B)                                            1 ut.         12/02/96     $        236     $       --
                                                                                                   ------------     ------------
VISIONEERING, INC.
A designer and manufacturer of tooling and fixtures for the aerospace industry.
10.5% Senior Secured Term Loan due 2013                          $    458,824         05/17/07          451,941          447,027
13% Senior Subordinated Note due 2014                            $    370,588         05/17/07          335,429          356,127
Common Stock (B)                                                  70,588 shs.         05/17/07           70,588           55,964
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                              20,003 shs.         05/17/07           31,460           15,859
                                                                                                   ------------     ------------
                                                                                                        889,418          874,977
                                                                                                   ------------     ------------
VITALITY FOODSERVICE, INC.
A non-carbonated beverage dispensing company focused on the foodservice industry.
13% Senior Subordinated Note due 2011                            $    999,153         09/24/04          944,101          920,613
Common Stock (B)                                                  14,006 shs.                *          140,064          131,766
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                              12,593 shs.         09/24/04           98,938          118,472
                                                                                                   ------------     ------------
                                                                                                      1,183,103        1,170,851
                                                                                                   ------------     ------------
VITEX PACKAGING GROUP, INC.
A manufacturer of specialty packaging, primarily envelopes and tags used on tea bags.
12.5% Senior Subordinated Note due 2012                          $    900,000         07/19/04          785,152          450,000
14.5% PIK Note due 2010                                          $    181,280         06/30/07          163,152           90,640
Limited Liability Company Unit Class A (B)                       219,375 uts.         07/19/04          219,375             --
Limited Liability Company Unit Class B (B)                        96,848 uts.         07/19/04           96,848             --
                                                                                                   ------------     ------------
                                                                                                      1,264,527          540,640
                                                                                                   ------------     ------------
WAGGIN' TRAIN HOLDINGS LLC
A producer of premium quality meat dog treats.
14% Senior Subordinated Note due 2014                            $  1,140,441         11/15/07        1,117,595        1,053,394
Limited Liability Company Unit Class B (B)                           224 uts.         11/15/07          223,757          201,384
Limited Liability Company Unit Class C (B)                           224 uts.         11/15/07             --                  2
                                                                                                   ------------     ------------
                                                                                                      1,341,352        1,254,780
                                                                                                   ------------     ------------
WALLS INDUSTRIES, INC.
A provider of branded workwear and sporting goods apparel.
Limited Partnership Interest (B)                                   0.20% int.         07/12/04            1,974             --
Common Stock (B)                                                   2,133 shs.         12/21/07             --               --
                                                                                                   ------------     ------------
                                                                                                          1,974             --
                                                                                                   ------------     ------------
* 09/24/04 and 12/22/06.
--------------------------------------------------------------------------------------------------------------------------------
24

September 30, 2008                            MassMutual Participation Investors
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
WELLBORN FOREST HOLDING CO.
A manufacturer of semi-custom kitchen and bath cabinetry.
12.13% Senior Subordinated Note due 2014                         $    911,250         11/30/06     $    853,861     $    848,850
Common Stock (B)                                                     101 shs.         11/30/06          101,250           63,242
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                  51 shs.         11/30/06           45,790           31,574
                                                                                                   ------------     ------------
                                                                                                      1,000,901          943,666
                                                                                                   ------------     ------------
WORKPLACE MEDIA HOLDING CO.
A direct marketer specializing in providing advertisers with access to consumers in the workplace.
13% Senior Subordinated Note due 2015                            $    613,692         05/14/07          561,543          552,323
Limited Partnership Interest (B)                                  12.26% int.         05/14/07           61,308             --
Warrant, exercisable until 2015, to purchase
  common stock at $.02 per share (B)                                  47 shs.         05/14/07           44,186             --
                                                                                                   ------------     ------------
                                                                                                        667,037          552,323
                                                                                                   ------------     ------------
XALOY SUPERIOR HOLDINGS, INC.
A provider of melt processing components and ancillary equipment for both plastic injection molding and extrusion applications.
15% Senior Subordinated Note due 2015                            $  1,200,000         09/08/08        1,176,000        1,160,867
Common Stock (B)                                                     150 shs.         09/08/08          150,000          142,500
                                                                                                   ------------     ------------
                                                                                                      1,326,000        1,303,367
                                                                                                   ------------     ------------
TOTAL PRIVATE PLACEMENT INVESTMENTS (E)                                                             105,220,680       97,551,620
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              25

September 30, 2008
(Unaudited)

                                                                         Shares or
                                                  Interest     Due       Principal
CORPORATE RESTRICTED SECURITIES: (A) (Continued)    Rate       Date        Amount         Cost       Fair Value
                                                  -------    --------   ------------  ------------  ------------
RULE 144A SECURITIES - 3.52%:

BONDS - 3.52%
Cenveo Corporation                                10.500%    08/15/16   $     45,000  $     45,000  $     41,850
Charter Communications Op LLC                      8.000     04/30/12        750,000       736,875       671,250
Compucom Systems, Inc.                            12.500     10/01/15        670,000       648,852       601,325
Douglas Dynamics LLC                               7.750     01/15/12        485,000       462,116       397,700
G F S I, Inc. (C)                                 10.500     06/01/11        375,000       360,505       337,500
Intergen NV                                        9.000     06/30/17        375,000       371,959       375,000
Nortek, Inc.                                      10.000     12/01/13        100,000        98,957        89,000
Packaging Dynamics Corporation of America         10.000     05/01/16        975,000       969,813       633,750
Ryerson, Inc.                                     12.000     11/01/15         30,000        30,000        25,500
Ticketmaster                                      10.750     08/01/16        250,000       250,000       235,000
TRW Automotive, Inc.                               7.250     03/15/17        500,000       440,000       395,000
Tunica-Biloxi Gaming Authority                     9.000     11/15/15        540,000       556,374       496,800
                                                                                      ------------  ------------
  TOTAL BONDS                                                                            4,970,451     4,299,675
                                                                                      ------------  ------------
CONVERTIBLE PREFERRED STOCK - 0.00%
ETEX Corporation (B)                                                             194           179          --
                                                                                      ------------  ------------
  TOTAL CONVERTIBLE PREFERRED STOCK                                                            179          --
                                                                                      ------------  ------------

PREFERRED STOCK - 0.00%
TherOX, Inc. (B)                                                                  26         1,032          --
                                                                                      ------------  ------------
  TOTAL PREFERRED STOCK                                                                      1,032          --
                                                                                      ------------  ------------

COMMON STOCK - 0.00%
Touchstone Health Partnership (B)                                                292         1,062          --
                                                                                      ------------  ------------
  TOTAL COMMON STOCK                                                                         1,062          --
                                                                                      ------------  ------------

  TOTAL RULE 144A SECURITIES                                                             4,972,724     4,299,675
                                                                                      ------------  ------------


TOTAL CORPORATE RESTRICTED SECURITIES                                                 $110,193,404  $101,851,295
                                                                                      ------------  ------------

----------------------------------------------------------------------------------------------------------------
26

September 30, 2008                            MassMutual Participation Investors
(Unaudited)

                                                  Interest     Due       Principal                    Market
CORPORATE PUBLIC SECURITIES - 15.95%: (A)           Rate       Date        Amount         Cost         Value
                                                  -------    --------   ------------  ------------  ------------
BONDS - 14.64%
Appleton Papers, Inc.                              8.125%    06/15/11   $    250,000  $    250,000  $    219,375
Aramark Corporation (C)                            6.301     02/01/15        100,000       100,000        87,500
Boyd Gaming Corporation                            7.125     02/01/16        150,000       146,625       103,875
C R H America, Inc.                                5.300     10/15/13        500,000       418,430       455,690
Cincinnati Bell, Inc.                              8.375     01/15/14        550,000       503,750       478,500
Clayton Williams Energy, Inc.                      7.750     08/01/13        375,000       357,000       328,125
Countrywide Alternative Loan Trust (C)             3.508     11/20/35        979,837       719,706       625,875
Electronic Data Systems Corporation                7.125     10/15/09        500,000       501,538       508,060
Ford Motor Credit Co.                              7.375     10/28/09        525,000       523,688       422,082
Gencorp, Inc.                                      9.500     08/15/13        130,000       130,000       128,050
General Motors Acceptance Corporation              5.850     01/14/09        750,000       740,604       641,003
Goodyear Tire & Rubber Co.                         9.000     07/01/15         64,000        65,196        63,360
Hughes Network Systems                             9.500     04/15/14        525,000       534,876       509,250
Indymac INDX Mortgage Loan Trust                   3.417     11/25/36        998,668       716,884       614,962
Inergy LP                                          8.250     03/01/16         75,000        75,000        69,000
Intelsat Bermuda Ltd                               9.250     06/15/16        690,000       715,887       641,700
Interline Brands, Inc.                             8.125     06/15/14        830,000       824,237       821,700
Iron Mountain, Inc.                                8.750     07/15/18        500,000       514,119       507,500
Majestic Star Casino LLC                           9.500     10/15/10        250,000       250,000       112,500
Manitowoc Company, Inc.                            7.125     11/01/13        100,000       100,000        93,000
Mariner Energy, Inc.                               8.000     05/15/17        400,000       402,494       338,000
Mediacom Broadband LLC                             8.500     10/15/15        750,000       765,191       618,750
Neiman Marcus Group, Inc.                         10.375     10/15/15        600,000       600,000       502,500
NOVA Chemicals Corporation (C)                     5.953     11/15/13        515,000       511,538       427,450
O E D Corp/Diamond Jo Company Guarantee            8.750     04/15/12        500,000       492,980       455,000
Petrohawk Energy Corporation                       9.125     07/15/13        750,000       761,460       705,000
Pliant Corporation (C)                            11.850     06/15/09        809,482       817,343       696,154
Quebecor Media, Inc.                               7.750     03/15/16        575,000       551,385       503,125
Quicksilver Resources, Inc.                        7.125     04/01/16        600,000       583,125       489,000
Range Resources Corporation                        7.250     05/01/18         25,000        25,000        23,625
Rental Service Corporation                         9.500     12/01/14        500,000       506,308       378,750
Rogers Wireless, Inc.                              7.500     03/15/15        560,000       591,888       569,233
Sheridan Acquisition Corporation                  10.250     08/15/11        225,000       222,001       200,250
Steel Dynamics, Inc.                               6.750     04/01/15        100,000       100,000        86,000
Stewart & Stevenson LLC                           10.000     07/15/14        750,000       770,765       656,250
Tenneco, Inc.                                      8.625     11/15/14        500,000       501,092       397,500

----------------------------------------------------------------------------------------------------------------
                                                                                                              27

September 30, 2008
(Unaudited)

                                                  Interest     Due       Principal                    Market
CORPORATE PUBLIC SECURITIES:(A)(Continued)          Rate       Date        Amount         Cost         Value
                                                  -------    --------   ------------  ------------  ------------
Tenneco, Inc.                                      8.125%    11/15/15   $     50,000  $     50,000  $     42,750
Tesoro Petroleum Corporation                       6.500     06/01/17        250,000       250,000       200,000
Texas Industries, Inc.                             7.250     07/15/13         35,000        35,000        30,450
Titan International, Inc.                          8.000     01/15/12         70,000        70,000        67,900
Transdigm, Inc.                                    7.750     07/15/14        150,000       151,259       141,000
Tube City IMS Corporation                          9.750     02/01/15      1,000,000       991,246       890,000
United Components, Inc.                            9.375     06/15/13        535,000       535,765       444,050
United Rentals, Inc.                               7.750     11/15/13        325,000       325,000       247,813
Virgin Media Finance PLC                           9.125     08/15/16        790,000       813,009       661,625
Vought Aircraft Industries                         8.000     07/15/11        650,000       647,991       565,500
Warner Music Group Corporation                     7.375     04/15/14        125,000       125,000        92,813
                                                                                      ------------  ------------
  TOTAL BONDS                                                                           20,384,380    17,861,595
                                                                                      ------------  ------------

COMMON STOCK - 1.15%
CKX, Inc. (B)                                                                 52,500       422,625       323,400
Directed Electronics, Inc. (B)                                               195,118       982,868       195,118
Distributed Energy Systems Corporation (B)                                    14,000       177,078           210
El Paso Corporation (B)                                                       35,000       435,272       446,600
EnerNOC, Inc. (B)                                                             23,500       648,410       242,990
ITC^DeltaCom, Inc. (B)                                                        94,588       827,645       184,447
Intrepid Potash, Inc. (B)                                                        185         5,920         5,498
                                                                                      ------------  ------------
  TOTAL COMMON STOCK                                                                     3,499,818     1,398,263
                                                                                      ------------  ------------

CONVERTIBLE BONDS - 0.16%
Citadel Broadcasting Corporation                   4.000%    02/15/11        250,000       194,063       193,438
                                                                                      ------------  ------------
  TOTAL CONVERTIBLE BONDS                                                                  194,063       193,438
                                                                                      ------------  ------------

TOTAL CORPORATE PUBLIC SECURITIES                                                     $ 24,078,261  $ 19,453,296
                                                                                      ------------  ------------

----------------------------------------------------------------------------------------------------------------
28

September 30, 2008                            MassMutual Participation Investors
(Unaudited)

                                                  Interest     Due       Principal                    Market
SHORT-TERM SECURITIES:                          Rate/Yield*    Date        Amount         Cost         Value
                                                  -------    --------   ------------  ------------  ------------
COMMERCIAL PAPER - 8.30%
Clorox Company                                    6.007 %    10/01/08   $    832,000  $    832,000  $    832,000
Computer Sciences Corporation                      5.506     10/02/08      2,503,000     2,502,618     2,502,618
Dominion Resources, Inc.                           6.087     10/03/08      2,536,000     2,535,143     2,535,143
Duke Energy Carolinas LLC                          6.007     10/06/08      1,753,000     1,751,539     1,751,539
Textron, Inc.                                      6.007     10/07/08      2,509,000     2,506,491     2,506,491
                                                                                      ------------  ------------
  TOTAL SHORT-TERM SECURITIES                                                         $ 10,127,791  $ 10,127,791
                                                                                      ------------  ------------
TOTAL INVESTMENTS                                 107.75%                             $144,399,456  $131,432,382
                                                                                      ============  ------------
Other Assets                                        3.34                                               4,070,905
Liabilities                                       (11.09)                                            (13,529,823)
                                                  ------                                            ------------
TOTAL NET ASSETS                                  100.00%                                           $121,973,464
                                                  ======                                            ============

(A) In each of the convertible note, warrant, and common stock investments, the issuer has agreed to provide certain registration rights.
(B) Non-income producing security.
(C) Variable rate security; rate indicated is as of 09/30/08.
(D) Defaulted security; interest not accrued.
(E) Illiquid security. At September 30, 2008, the values of these securities amounted to $97,551,620 or 79.98%
    of net assets.
*   Effective yield at purchase
PIK - Payment-in-kind



----------------------------------------------------------------------------------------------------------------
                                                                                                              29

September 30, 2008
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:                        Market Value                                                           Market Value
                                               --------------                                                         --------------
AEROSPACE - 2.92%                                                      BUILDINGS & REAL ESTATE - 1.12%
Gencorp, Inc.                                  $      128,050          K W P I Holdings Corporation                   $    1,178,102
Hughes Network Systems                                509,250          Texas Industries, Inc.                                 30,450
P A S Holdco LLC                                    1,349,721          TruStile Doors, Inc.                                  160,620
Transdigm, Inc.                                       141,000                                                         --------------
Visioneering, Inc.                                    874,977                                                              1,369,172
Vought Aircraft Industries                            565,500                                                         --------------
                                               --------------          CHEMICAL, PLASTICS & RUBBER - 0.58%
                                                    3,568,498          Capital Specialty Plastics, Inc.                      279,466
                                               --------------          NOVA Chemicals Corporation                            427,450
AUTOMOBILE - 5.87%                                                                                                    --------------
Fuel Systems Holding Corporation                      618,750                                                                706,916
Goodyear Tire & Rubber Co.                             63,360                                                         --------------
Jason, Inc.                                           757,707          CONSUMER PRODUCTS - 7.42%
Nyloncraft, Inc.                                    1,083,929          Aero Holdings, Inc.                                 1,829,803
Ontario Drive & Gear Ltd.                             697,484          Bravo Sports Holding Corporation                    1,312,159
Qualis Automotive LLC                               1,024,174          G F S I, Inc.                                         337,500
Tenneco, Inc.                                         440,250          K N B Holdings Corporation                          1,364,281
Titan International, Inc.                              67,900          Momentum Holding Co.                                  249,776
Transtar Holding Company                            1,572,202          R A J Manufacturing Holdings LLC                    1,305,058
TRW Automotive, Inc.                                  395,000          Royal Baths Manufacturing Company                     553,677
United Components, Inc.                               444,050          The Tranzonic Companies                             2,097,161
                                               --------------          Walls Industries, Inc.                                   --
                                                    7,164,806                                                         --------------
                                               --------------                                                              9,049,415
BEVERAGE, DRUG & FOOD - 2.84%                                                                                         --------------
Aramark Corporation                                    87,500          CONTAINERS, PACKAGING & GLASS - 4.58%
Golden County Foods Holding, Inc.                     912,026          Flutes, Inc.                                          760,272
Hospitality Mints Holding Company                   1,299,277          Maverick Acquisition Company                          407,386
Specialty Foods Group, Inc.                              --            P I I Holding Corporation                           1,481,516
Vitality Foodservice, Inc.                          1,170,851          Packaging Dynamics Corporation of America             633,750
                                               --------------          Paradigm Packaging, Inc.                            1,072,274
                                                    3,469,654          Pliant Corporation                                    696,154
                                               --------------          Vitex Packaging Group, Inc.                           540,640
BROADCASTING & ENTERTAINMENT - 2.48%                                                                                  --------------
Charter Communications Op LLC                         671,250                                                              5,591,992
Citadel Broadcasting Corporation                      193,438                                                         --------------
CKX, Inc.                                             323,400          DISTRIBUTION - 0.71%
Mediacom Broadband LLC                                618,750          Duncan Systems, Inc.                                  863,352
Virgin Media Finance PLC                              661,625          QualServ Corporation                                     --
Workplace Media Holding Co.                           552,323                                                         --------------
                                               --------------                                                                863,352
                                                    3,020,786                                                         --------------
                                               --------------

------------------------------------------------------------------------------------------------------------------------------------
30

September 30, 2008                            MassMutual Participation Investors
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:(Continued)             Market Value                                                           Market Value
                                               --------------                                                         --------------
DIVERSIFIED/CONGLOMERATE,                                              FARMING & AGRICULTURE - 1.03%
MANUFACTURING - 10.32%                                                 Protein Genetics, Inc.                         $         --
A H C Holdings Company, Inc.                   $    1,291,167          Waggin' Train Holdings LLC                          1,254,780
Arrow Tru-Line Holdings, Inc.                         828,882                                                         --------------
C D N T, Inc.                                         874,696                                                              1,254,780
Douglas Dynamics LLC                                  397,700                                                         --------------
Evans Consoles, Inc.                                  541,417          FINANCIAL SERVICES - 0.87%
K P I Holdings, Inc.                                1,297,449          Ford Motor Credit Co.                                 422,082
MEGTEC Holdings, Inc.                               1,298,034          General Motors Acceptance Corporation                 641,003
Milwaukee Gear Company                              1,348,615          Highgate Capital LLC                                     --
Nortek, Inc.                                           89,000          Victory Ventures LLC                                     --
Postle Aluminum Company LLC                         1,168,983                                                         --------------
Radiac Abrasives, Inc.                              1,543,963                                                              1,063,085
Truck Bodies & Equipment International                611,349                                                         --------------
Xaloy Superior Holdings, Inc.                       1,303,367          HEALTHCARE, EDUCATION & CHILDCARE - 4.76%
                                               --------------          A T I Acquisition Company                           1,451,691
                                                   12,594,622          American Hospice Management Holding LLC             1,826,189
                                               --------------          F H S Holdings LLC                                  1,208,170
DIVERSIFIED/CONGLOMERATE, SERVICE - 9.12%                              Synteract Holdings Corporation                      1,313,976
A W X Holdings Corporation                            868,355          Touchstone Health Partnership                            --
Advanced Technologies Holdings                      1,321,819                                                         --------------
C R H America, Inc.                                   455,690                                                              5,800,026
CapeSuccess LLC                                          --                                                           --------------
Crane Rental Corporation                            1,309,986          HOME & OFFICE FURNISHINGS, HOUSEWARES,
Diversco, Inc./DHI Holdings, Inc.                     633,325          AND DURABLE CONSUMER PRODUCTS - 9.38%
Dwyer Group, Inc.                                     769,804          Connor Sport Court International, Inc.                984,753
Fowler Holding, Inc.                                  939,131          H M Holding Company                                      --
GQ Holdings LLC                                     1,275,258          Home Decor Holding Company                          1,157,258
Insurance Claims Management, Inc.                      75,728          Justrite Manufacturing Acquisition Co.                962,909
Interline Brands, Inc.                                821,700          K H O F Holdings, Inc.                              1,313,102
Iron Mountain, Inc.                                   507,500          Monessen Holding Corporation                        1,295,696
Mail Communications Group, Inc.                       755,540          Stanton Carpet Holding Co.                          1,427,896
Nesco Holdings Corporation                          1,390,124          Transpac Holdings Company                             976,185
                                               --------------          U M A Enterprises, Inc.                             1,299,580
                                                   11,123,960          U-Line Corporation                                  1,078,604
                                               --------------          Wellborn Forest Holding Co.                           943,666
ELECTRONICS - 1.46%                                                                                                   --------------
Connecticut Electric, Inc.                          1,073,724                                                             11,439,649
Directed Electronics, Inc.                            195,118                                                         --------------
Distributed Energy Systems Corporation                    210
Electronic Data Systems Corporation                   508,060
                                               --------------
                                                    1,777,112
                                               --------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                  31

September 30, 2008
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:(Continued)             Market Value                                                           Market Value
                                               --------------                                                         --------------
LEISURE, AMUSEMENT, ENTERTAINMENT - 2.81%                              MINING, STEEL, IRON & NON PRECIOUS
Boyd Gaming Corporation                        $      103,875          METALS - 1.87%
Electra Bicycle Company LLC                           791,224          Ryerson, Inc.                                  $       25,500
Majestic Star Casino LLC                              112,500          Steel Dynamics, Inc.                                   86,000
O E D Corp/Diamond Jo Company Guarantee               455,000          T H I Acquisition, Inc.                             1,277,387
Savage Sports Holding, Inc.                         1,144,104          Tube City IMS Corporation                             890,000
Ticketmaster                                          235,000                                                         --------------
Tunica-Biloxi Gaming Authority                        496,800                                                              2,278,887
Warner Music Group Corporation                         92,813                                                         --------------
                                               --------------          MORTGAGE-BACKED SECURITIES - 1.02%
                                                    3,431,316          Countrywide Alternative Loan Trust                    625,875
                                               --------------          Indymac INDX Mortgage Loan Trust                      614,962
MACHINERY - 10.08%                                                                                                    --------------
Davis-Standard LLC                                  1,785,356                                                              1,240,837
E S P Holdco, Inc.                                  1,283,785                                                         --------------
Integration Technology Systems, Inc.                     --            NATURAL RESOURCES - 0.24%
K-Tek Holdings Corporation                          1,290,808          Appleton Papers, Inc.                                 219,375
M V I Holding, Inc.                                   646,651          Cenveo Corporation                                     41,850
Manitowoc Company, Inc.                                93,000          Intrepid Potash, Inc.                                   5,498
Morton Industrial Group, Inc.                       1,200,181          Range Resources Corporation                            23,625
Navis Global                                          663,833                                                         --------------
NetShape Technologies, Inc.                           963,563                                                                290,348
Pacific Consolidated Holdings LLC                     632,592                                                         --------------
Power Services Holding Company                      1,288,502          OIL & GAS - 1.85%
R E I Delaware Holding, Inc.                        1,278,304          Clayton Williams Energy, Inc.                         328,125
Safety Speed Cut Manufacturing Company, Inc.          510,588          Mariner Energy, Inc.                                  338,000
Stewart & Stevenson LLC                               656,250          Quicksilver Resources, Inc.                           489,000
                                               --------------          Tesoro Petroleum Corporation                          200,000
                                                   12,293,413          Total E & S, Inc.                                     898,380
                                               --------------                                                         --------------
MEDICAL DEVICES/BIOTECH - 3.21%                                                                                            2,253,505
Coeur, Inc.                                           611,106                                                         --------------
E X C Acquisition Corporation                         105,249          PHARMACEUTICALS - 1.36%
ETEX Corporation                                         --            CorePharma LLC                                      1,349,754
MedSystems Holdings LLC                               653,790          Enzymatic Therapy, Inc.                               307,668
MicroGroup, Inc.                                    1,898,307                                                         --------------
OakRiver Technology, Inc.                             644,446                                                              1,657,422
TherOX, Inc.                                             --                                                           --------------
                                               --------------          PUBLISHING/PRINTING - 0.58%
                                                    3,912,898          Quebecor Media, Inc.                                  503,125
                                               --------------          Sheridan Acquisition Corporation                      200,250
                                                                                                                      --------------
                                                                                                                             703,375
                                                                                                                      --------------
                                                                       RETAIL STORES - 1.05%
                                                                       Neiman Marcus Group, Inc.                             502,500
                                                                       Olympic Sales, Inc.                                   151,031
                                                                       Rental Service Corporation                            378,750
                                                                       United Rentals, Inc.                                  247,813
                                                                                                                      --------------
                                                                                                                           1,280,094
                                                                                                                      --------------

------------------------------------------------------------------------------------------------------------------------------------
32

September 30, 2008                            MassMutual Participation Investors
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:(Continued)             Market Value                                                           Market Value
                                               --------------                                                         --------------
TECHNOLOGY - 1.99%                                                     UTILITIES - 1.31%
Compucom Systems, Inc.                         $      601,325          El Paso Corporation                            $      446,600
EnerNOC, Inc.                                         242,990          Inergy LP                                              69,000
Smart Source Holdings LLC                           1,586,675          Intergen NV                                           375,000
                                               --------------          Petrohawk Energy Corporation                          705,000
                                                    2,430,990                                                         --------------
                                               --------------                                                              1,595,600
TELECOMMUNICATIONS - 2.07%                                                                                            --------------
All Current Holding Company                           651,965          WASTE MANAGEMENT / POLLUTION - 2.72%
Cincinnati Bell, Inc.                                 478,500          Terra Renewal LLC                                   2,035,672
Intelsat Bermuda Ltd.                                 641,700          Torrent Group Holdings, Inc.                        1,287,649
ITC^DeltaCom, Inc.                                    184,447                                                         --------------
Rogers Wireless, Inc.                                 569,233                                                              3,323,321
                                               --------------                                                         --------------
                                                    2,525,845          Total Corporate Restricted and
                                               --------------          Public Securities - 99.45%                     $  121,304,591
TRANSPORTATION - 1.83%                                                                                                ==============
NABCO, Inc.                                           201,725
Tangent Rail Corporation                            2,027,190
                                               --------------
                                                    2,228,915
                                               --------------

















See Notes to Consolidated Financial Statements
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                  33

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(unaudited)

1. HISTORY

   MassMutual Participation Investors (the "Trust") was organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated April 7, 1988.

   The Trust is a diversified closed-end management investment company. Babson Capital Management LLC ("Babson Capital"), a wholly-owned indirect subsidiary of Massachusetts Mutual Life Insurance Company ("MassMutual"), acts as its investment adviser. The Trust's investment objective is to maximize total return by providing a high level of current income, the potential for growth of income, and capital appreciation. The Trust's principal investments are privately placed, below-investment grade, long-term debt obligations purchased directly from their issuers, which tend to be smaller companies. At least half of these investments normally include equity features such as common stock, warrants, conversion rights, or other equity features that provide the Trust with the opportunity to realize capital gains. The Trust will also invest in publicly traded debt securities (including high yield securities), again with an emphasis on those with equity features, and in convertible preferred stocks and, subject to certain limitations, readily marketable equity securities. Below-investment grade or high yield securities have predominantly speculative characteristics with respect to the capacity of the issuer to pay interest and repay capital. In addition, the Trust may temporarily invest in high quality, readily marketable securities.

   On January 27, 1998, the Board of Trustees authorized the formation of a wholly owned subsidiary of the Trust ("MMPI Subsidiary Trust") for the purpose of holding certain investments. The results of the MMPI Subsidiary Trust are consolidated in the accompanying financial statements. Footnote 2.D below discusses the federal tax consequences of the MMPI Subsidiary Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies followed consistently by the Trust in the preparation of its consolidated financial statements in conformity with accounting principles generally accepted in the United States of America.

   A. VALUATION OF INVESTMENTS:

   Valuation of a security in the Trust's portfolio is made on the basis of the market price whenever market quotations are readily available and all securities of the same class held by the Trust can be readily sold in such market.

   Nearly all securities which are acquired by the Trust directly from the issuers and shares into which such securities may be converted or which may be purchased on the exercise of warrants attached to such securities will be subject to legal or contractual delays in, or restrictions on, resale and will therefore be "restricted securities." Generally speaking, as contrasted with open-market sales of unrestricted securities, which may be effected immediately if the market is adequate, restricted securities can be sold only in a public offering for which a registration statement is in effect under the Securities Act of 1933, as amended (the "1933 Act") or pursuant to a transaction that is exempt from registration under the 1933 Act.

   The value of restricted securities, and of any other assets for which there are no reliable market quotations, is the fair value as determined in good faith by the Trust's Board of Trustees (the "Trustees"). Each restricted security is valued by the Trustees at the time of its acquisition and at least quarterly thereafter. The Trustees have established guidelines to aid in the valuation of each security. Generally, restricted securities are initially valued at cost or less at the time of acquisition by the Trust. Values greater or less than cost are used thereafter for restricted securities in appropriate circumstances. Among the factors ordinarily considered are the existence of restrictions upon the sale of a security held by the Trust; an estimate of the existence and the extent of a market for the security; the extent of any discount at which the security was acquired; the estimated period of time during which the security will not be freely marketable; the estimated expenses of registering or otherwise qualifying the security for public sale; estimated underwriting commissions if underwriting would be required to effect a sale; in the case of a convertible security, whether or not it would trade on the basis of its stock equivalent; in the case of a debt obligation which would trade independently of any equity equivalent, the current yields on comparable securities; the estimated amount of the floating supply of such securities available for purchase; the proportion of the issue held by the Trust; changes in the financial condition and prospects of the issuer; the existence of merger proposals or tender offers affecting the issuer; and any other factors affecting fair value, all in accordance with the Investment Company Act of 1940, as amended (the "1940 Act"). In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

   When market quotations are readily available for unrestricted securities of an issuer, restricted securities of the same class are generally valued at a discount from the market price of such unrestricted securities. The Trustees, however, consider all factors in fixing any discount, including the filing of a registration statement for such securities under the 1933 Act and any other developments which are likely to increase the probability that the securities may be publicly sold by the Trust without restriction.

   The Trustees meet at least once each quarter to approve the value of the Trust's portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation requires the approval of a majority of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust or of Babson Capital. In making valuations,

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(Unaudited)                                   MassMutual Participation Investors


   the Trustees will consider reports by Babson Capital analyzing each portfolio security in accordance with the relevant factors referred to above. Babson Capital has agreed to provide such reports to the Trust at least quarterly.

   The consolidated financial statements include private placement restricted securities valued at $97,551,620 (79.98% of net assets) as of September 30, 2008 whose values have been estimated by the Trustees in the absence of readily ascertainable market values. Due to the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

   The values for Rule 144A restricted securities and corporate public securities are stated at the last reported sales price or at prices based upon quotations obtained from brokers and dealers as of September 30, 2008, subject to discount where appropriate, and are approved by the Trustees.

   Short-term securities with more than sixty days to maturity are valued at fair value and short-term securities having a maturity of sixty days or less are valued at amortized cost, which approximates market value.

   B. ACCOUNTING FOR INVESTMENTS:

   Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, including the amortization of premiums and accretion of discounts on bonds held using the yield-to-maturity method. The Trust does not accrue income when payment is delinquent and when management believes payment is questionable.

   Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and federal income tax purposes on the identified cost method.

   C. USE OF ESTIMATES:

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   D. FEDERAL INCOME TAXES:

   The Trust has elected to be taxed as a "regulated investment company" under the Internal Revenue Code, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders. In any year when net long-term capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend that Trustees either designate the net realized long-term gains as undistributed and pay the federal capital gains taxes thereon, or distribute all or a portion of such net gains.

   The Trust is taxed as a regulated investment company and is therefore limited as to the amount of non-qualified income that it may receive as the result of operating a trade or business, e.g. the Trust's pro rata share of income allocable to the Trust by a partnership operating company. The Trust's violation of this limitation could result in the loss of its status as a regulated investment company, thereby subjecting all of its net income and capital gains to corporate taxes prior to distribution to its shareholders. The Trust, from time-to-time, identifies investment opportunities in the securities of entities that could cause such trade or business income to be allocable to the Trust. The MMPI Subsidiary Trust (described in Footnote 1, above) was formed in order to allow investment in such securities without adversely affecting the Trust's status as a regulated investment company.

   The MMPI Subsidiary Trust is not taxed as a regulated investment company. Accordingly, prior to the Trust receiving any distributions from the MMPI Subsidiary Trust, all of the MMPI Subsidiary Trust's taxable income and realized gains, including non-qualified income and realized gains, is subject to taxation at prevailing corporate tax rates. For the nine months ended September 30, 2008, the MMPI Subsidiary Trust has not accrued any income tax expense.

   In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes " An interpretation of FASB Statement No. 109 ("FIN 48"). Management has analyzed the Trust's tax positions taken on federal income tax returns for all open tax years and has concluded that as of September 30, 2008, no provision for income tax would be required in the Trust's financial statements. The Trust's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

   E. DISTRIBUTIONS TO SHAREHOLDERS:

   The Trust records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Trust's net investment income dividend is declared four times per year, in April, July, October, and December. The Trust's net realized capital gain distribution, if any, is declared in December.

   F. EXPENSE REDUCTION:

   Citibank, N.A. ("Citibank") serves as custodian to the Trust. Pursuant to the custodian agreement, Citibank receives a fee reduced by credits on cash balances the Trust maintains with Citibank. All credit balances, if any, used to reduce the Trust's custodian fees are reported as fees paid indirectly on the Statement of Operations. For the nine months ended September 30, 2008, there were no credit balances used to reduce custodian fees.

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3. INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES CONTRACT

   A. SERVICES:

   Under an Investment Advisory and Administrative Services Contract (the "Contract") with the Trust, Babson Capital has agreed to use its best efforts to present to the Trust a continuing and suitable investment program consistent with the investment objectives and policies of the Trust. Babson Capital represents the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions or investors relating to the Trust's investments. Under the Contract, Babson Capital also provides administration of the day-to-day operations of the Trust and provides the Trust with office space and office equipment, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services.

   B. FEE:

   For its services under the Contract, Babson Capital is paid a quarterly investment advisory fee equal to .225% of the value of the Trust's net assets as of the last business day of each fiscal quarter, an amount approximately equivalent to .90% on an annual basis. A majority of the Trustees, including a majority of the Trustees who are not interested persons of the Trust or of Babson Capital, approve the valuation of the Trust's net assets as of such day.

4. SENIOR SECURED INDEBTEDNESS

   A. NOTE PAYABLE:

   MassMutual holds the Trust's $12,000,000 Senior Fixed Rate Convertible Note (the "Note") issued by the Trust in 1995. The Note, as amended, is due December 13, 2011 and accrues interest at 5.80% per annum. MassMutual, at its option, can convert the principal amount of the Note into common shares. The dollar amount of principal would be converted into an equivalent dollar amount of common shares based upon the average price of the common shares for ten business days prior to the notice of conversion. For the nine months ended September 30, 2008, the Trust incurred total interest expense on the Note of $522,000.

   The Trust may redeem the Note, in whole or in part, at the principal amount proposed to be redeemed together with the accrued and unpaid interest thereon through the redemption date plus a Make Whole Premium. The Make Whole Premium equals the excess of (i) the present value of the scheduled payments of principal and interest which the Trust would have paid but for the proposed redemption, discounted at the rate of interest of U.S. Treasury obligations whose maturity approximates that of the Note plus 0.50% over (ii) the principal of the Note proposed to be redeemed.

   B. REVOLVING CREDIT AGREEMENT:

   The Trust $15,000,000 revolving credit agreement (the "Revolver") with Bank of America N.A. matured on May 30, 2008.

   For the nine month period ended September 30, 2008, the Trust incurred a total expense on the Revolver of $6,229. The expense was incurred on the undrawn portion of the Revolver from January 1, 2008 to the maturity date on May 30, 2008.

5. PURCHASES AND SALES OF INVESTMENTS

                                                           FOR THE NINE
                                                           MONTHS ENDED
                                                            9/30/2008
                                                     COST OF      PROCEEDS FROM
                                                   INVESTMENTS      SALES OR
                                                    ACQUIRED       MATURITIES
                                                  ------------    ------------
   Corporate restricted securities                $ 23,214,916    $ 15,996,869
   Corporate public securities                       4,057,961      13,924,377

   The aggregate cost of investments is substantially the same for financial reporting and federal income tax purposes as of September 30, 2008. The net unrealized depreciation of investments for financial reporting and federal tax purposes as of September 30, 2008 is $12,967,074 and consists of $7,394,739 appreciation and $20,361,813 depreciation.

6. QUARTERLY RESULTS OF INVESTMENT OPERATIONS

                                                         MARCH 31, 2008
                                                     AMOUNT         PER SHARE
                                                  ------------      ---------
   Investment income                              $ 3,200,898
   Net investment income                            2,597,669        $ 0.26
   Net realized and unrealized
     loss on investments (net of taxes)            (2,528,865)        (0.26)


                                                         JUNE 30, 2008
                                                     AMOUNT         PER SHARE
                                                  ------------      ---------
   Investment income                              $ 2,861,287
   Net investment income                            2,280,789        $ 0.23
   Net realized and unrealized
     loss on investments (net of taxes)            (1,496,914)        (0.15)


                                                        SEPTEMBER 30, 2008
                                                     AMOUNT         PER SHARE
                                                  ------------      ---------
   Investment income                              $ 3,817,860
   Net investment income                            3,237,045        $ 0.33
   Net realized and unrealized
     loss on investments (net of taxes)            (4,637,203)        (0.46)

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(Unaudited)                                   MassMutual Participation Investors


7. FAIR VALUE MEASUREMENTS

   Effective January 1, 2008, the Trust adopted FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. FAS 157 requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations of an entity's financial performance.

   Various inputs are used in determining the value of the Trust's investments. Using the hierarchy established under FAS 157, these inputs are summarized in the three broad levels listed below:

   Level 1: quoted prices in active markets for identical securities

   Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

   Level 3: significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

   The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.


   The following is a summary of the inputs used to value the Trust's net assets as of September 30, 2008:

   ASSETS                       TOTAL        LEVEL 1      LEVEL 2      LEVEL 3
   -----------------------------------------------------------------------------
   Restricted Securities    $101,851,295   $    --     $ 4,299,675   $97,551,620
   Public Securities          19,453,296    1,398,263   18,055,033          --
   Short-term Securities      10,127,791        --      10,127,791          --
   -----------------------------------------------------------------------------
   TOTAL                    $131,432,382   $1,398,263   32,482,499   $97,551,620

   Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                             RESTRICTED      PUBLIC     SHORT-TERM
   ASSETS                    SECURITIES    SECURITIES   SECURITIES      TOTAL
   -----------------------------------------------------------------------------
   Beginning balance
     at 12/31/2007          $94,083,138    $    --      $     --    $94,083,138

   Total gains or losses
   (realized/unrealized)
    included in earnings*    (4,629,851)        --            --     (4,629,851)

   Purchases, sales,
   issuances & settlements
   (net)                      8,098,333         --            --      8,098,333
   -----------------------------------------------------------------------------
   ENDING BALANCE
     AT 9/30/08             $97,551,620    $    --      $     --    $97,551,620

   *The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to Level 3 assets still held at 9/30/08 is ($6,182,251).

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                                              MassMutual Participation Investors

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

MassMutual Participation Investors offers a Dividend Reinvestment and Cash Purchase Plan. The Plan provides a simple and automatic way for shareholders to add to their holdings in the Trust through the receipt of dividend shares issued by the Trust or through the reinvestment of cash dividends in Trust shares purchased in the open market. The dividends of each shareholder will be automatically reinvested in the Trust by Shareholder Financial Services Inc., the Transfer Agent, in accordance with the Plan, unless such shareholder elects not to participate by providing written notice to the Transfer Agent. A shareholder may terminate his or her participation by notifying the Transfer Agent in writing.

Participating shareholders may also make additional contributions to the Plan from their own funds. Such contributions may be made by personal check or other means in an amount not less than $100 nor more than $5,000 per quarter. Cash contributions must be received by the Transfer Agent at least five days (but no more then 30 days) before the payment date of a dividend or distributions.

Whenever the Trust declares a dividend payable in cash or shares, the Transfer Agent, acting on behalf of each participating shareholder, will take the dividend in shares only if the net asset value is lower than the market price plus an estimated brokerage commission as of the close of business on the valuation day. The valuation day is the last day preceding the day of dividend payment. When the dividend is to be taken in shares, the number of shares to be received is determined by dividing the cash dividend by the net asset value as of the close of business on the valuation date or, if greater than net asset value, 95% of the closing share price. If the net asset value of the shares is higher than the market value plus an estimated commission, the Transfer Agent, consistent with obtaining the best price and execution, will buy shares on the open market at current prices promptly after the dividend payment date.

The reinvestment of dividends does not, in anyway, relieve participating shareholders of any federal, state or local tax. For federal income tax purposes, the amount reportable in respect of a dividend received in newly-issued shares of the Trust will be the fair market value of the shares received, which will be reportable as ordinary income and/or capital gains.

As compensation for its services, the Transfer Agent receives a fee of 5% of any dividend and cash contribution (in no event in excess of $2.50 per distribution per shareholder.)

Any questions regarding the Plan should be addressed to Shareholder Financial Services, Inc., Agent for MassMutual Participation Investors' Dividend Reinvestment and Cash Purchase Plan, P.O. Box 173673, Denver, CO 80217-3673.

MEMBERS OF THE BOARD OF TRUSTEES             OFFICERS

Donald Glickman                              Roger W. Crandall
                                             Chairman
Robert E. Joyal
                                             Clifford M. Noreen
William J. Barrett                           President

Michael H. Brown*                            James M. Roy
                                             Vice President & Chief
Donald E. Benson*                            Financial Officer

Dr. Corine T. Norgaard*                      Patricia J. Walsh
                                             Vice President, Secretary
Roger W. Crandall                            & Chief Legal Officer

Martin T. Hart                               Jill A. Fields
                                             Vice President
Maleyne M. Syracuse
                                             Michael P. Hermsen
*Member of the Audit Committee               Vice President

                                             Mary Wilson Kibbe
                                             Vice President

                                             Michael L. Klofas
                                             Vice President

                                             Richard E. Spencer, II
                                             Vice President

                                             Daniel J. Florence
                                             Treasurer

                                             John T. Davitt, Jr.
                                             Comptroller

                                             Melissa M. LaGrant
                                             Chief Compliance Officer

MassMutual
Participation Investors































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